UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  3/31/18

Item 1. Schedule of Investments.

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2018 (unaudited)

Franklin Mutual Beacon Fund

	Country	Shares	Value
Common Stocks and Other Equity Interests 88.2%
Aerospace & Defense 2.0%
BAE Systems PLC	United Kingdom	9,660,380	$78,805,739
Auto Components 0.3%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	2,846,329	118,279
[a,b,c] International Automotive Components Group North America LLC	United States	22,836,904	11,202,095
			11,320,374
Banks 10.5%
JPMorgan Chase & Co	United States	979,730	107,740,908
Societe Generale SA	France	2,347,322	127,711,513
Standard Chartered PLC.	United Kingdom	5,639,077	56,390,169
Wells Fargo & Co	United States	2,118,150	111,012,242
			402,854,832
Chemicals 1.3%
[a,b,d] Dow Corning Corp., Contingent Distribution.	United States	12,598,548	—
Monsanto Co	United States	417,920	48,767,085
			48,767,085
Communications Equipment 2.2%
Cisco Systems Inc	United States	1,981,942	85,005,492
Consumer Finance 2.9%
Capital One Financial Corp	United States	1,177,898	112,866,186
Diversified Telecommunication Services 2.8%
Koninklijke KPN NV	Netherlands	36,081,711	108,335,544
Electric Utilities 1.7%
PG&E Corp	United States	1,502,700	66,013,611
Electrical Equipment 3.3%
[a] Sensata Technologies Holding PLC	United States	2,429,802	125,936,638
Equity Real Estate Investment Trusts (REITs) 0.0%†
VICI Properties Inc	United States	45,314	830,153
Food & Staples Retailing 0.4%
[a] Rite Aid Corp	United States	8,457,611	14,208,787
Health Care Equipment & Supplies 3.6%
Medtronic PLC	United States	1,622,190	130,132,082
Stryker Corp	United States	57,725	9,289,107
			139,421,189
Hotels, Restaurants & Leisure 2.8%
Accor SA	France	1,986,209	107,305,717
Independent Power & Renewable Electricity Producers 0.7%
[a] Vistra Energy Corp	United States	1,256,451	26,171,874
Industrial Conglomerates 1.8%
General Electric Co	United States	5,029,200	67,793,616
Insurance 1.9%
American International Group Inc	United States	1,369,800	74,544,516
Internet Software & Services 1.3%
[a] Baidu Inc., ADR	China	226,547	50,563,025

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
	Country	Shares	Value
Common Stocks and Other Equity Interests (continued)
IT Services 3.9%
Cognizant Technology Solutions Corp., A	United States	1,437,830	$115,745,315
Infosys Ltd., ADR	India	1,957,185	34,935,752
			150,681,067
Media 12.8%
[a] Charter Communications Inc., A	United States	270,187	84,087,598
Comcast Corp., A.	United States	2,242,800	76,636,476
[a] DISH Network Corp., A	United States	920,041	34,860,354
Sky PLC	United Kingdom	4,374,238	79,633,973
Time Warner Inc	United States	1,243,455	117,605,974
The Walt Disney Co	United States	994,700	99,907,668
			492,732,043
Metals & Mining 0.2%
Warrior Met Coal Inc	United States	301,445	8,443,475
Oil, Gas & Consumable Fuels 6.0%
Kinder Morgan Inc	United States	2,445,400	36,827,724
Royal Dutch Shell PLC, B	United Kingdom	3,819,043	122,013,023
The Williams Cos. Inc	United States	2,906,532	72,256,386
			231,097,133
Pharmaceuticals 12.4%
Eli Lilly & Co	United States	1,537,339	118,943,918
GlaxoSmithKline PLC	United Kingdom	6,349,002	124,181,485
Merck & Co. Inc	United States	2,165,477	117,953,532
Novartis AG, ADR	Switzerland	1,444,290	116,770,847
			477,849,782
Software 6.5%
[a] Check Point Software Technologies Ltd	Israel	816,412	81,102,368
Microsoft Corp	United States	1,002,744	91,520,445
Symantec Corp	United States	2,955,337	76,395,461
			249,018,274
Specialty Retail 1.0%
[a] Dufry AG.	Switzerland	287,527	37,730,947
Tobacco 2.7%
British American Tobacco PLC	United Kingdom	1,808,426	104,820,095
Wireless Telecommunication Services 3.2%
Vodafone Group PLC	United Kingdom	45,462,324	123,889,412
Total Common Stocks and Other Equity Interests
(Cost $2,811,555,701)			3,397,006,606
Management Investment Companies (Cost $40,343,454) 1.2%
Diversified Financial Services 1.2%
[a] Altaba Inc	United States	615,600	45,579,024
Preferred Stocks 5.5%
Automobiles 2.3%
[e] Porsche Automobil Holding SE, 1.496%, pfd	Germany	1,075,600	89,450,523
Technology Hardware, Storage & Peripherals 3.2%
[e] Samsung Electronics Co. Ltd., 3.142%, pfd	South Korea	62,971	121,023,350
Total Preferred Stocks (Cost $103,867,873)			210,473,873

|2

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
			Principal
		Country	Amount	Value

Corporate Notes and Senior Floating Rate Interests 1.2%
[f] Cumulus Media Holdings Inc., Term Loans, 5.14%, (LIBOR + 3.25%), 12/23/20		United States	$ 14,384,460	$12,316,694
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22.		United States	16,691,000	14,042,639
senior note, 11.00%, 9/15/25.		United States	23,907,000	18,034,843
Total Corporate Notes and Senior Floating Rate Interests
(Cost $49,007,585)				44,394,176

Corporate Notes and Senior Floating Rate Interests in
Reorganization 0.8%
[b,c,g] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12		United States	10,848	—
[g] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19		United States	18,873,000	15,074,809
[f] Tranche D Term Loan, 8.443%, (LIBOR + 6.75%), 1/30/19		United States	15,813,483	12,539,380
[f] Tranche E Term Loan, 9.193%, (LIBOR + 7.50%), 7/30/19		United States	5,080,935	4,017,978
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $38,808,737)				31,632,167

			Shares

Companies in Liquidation 0.1%
[a,b,c,h] CB FIM Coinvestors LLC		United States	15,831,950	—
[a,b,c] FIM Coinvestor Holdings I, LLC		United States	19,805,560	—
[a,i] Lehman Brothers Holdings Inc., Bankruptcy Claim		United States	163,140,446	3,643,742
[a,b,d] Tribune Media, Litigation Trust, Contingent Distribution		United States	502,320	—
[a,d] Vistra Energy Corp., Litigation Trust, Contingent Distribution		United States	74,588,735	745,887
[a] Vistra Energy Corp., Litigation Trust, TRA		United States	1,256,451	816,693
Total Companies in Liquidation (Cost $16,555,412)				5,206,322
Total Investments before Short Term Investments
(Cost $3,060,138,762)				3,734,292,168

			Principal
			Amount

Short Term Investments 3.0%
U.S. Government and Agency Securities 3.0%
[j] FHLB, 4/02/18		United States	$ 21,900,000	21,900,000
[j] U.S. Treasury Bill,
[k] 4/05/18 - 7/26/18		United States	87,000,000	86,668,376
9/27/18	.	United States	5,000,000	4,953,708
Total U.S. Government and Agency Securities
(Cost $113,545,979)				113,522,084
Total Investments (Cost $3,173,684,741) 100.0%				3,847,814,252
Securities Sold Short (1.2)%				(46,453,731)
Other Assets, less Liabilities 1.2%				48,000,397
Net Assets 100.0%				$3,849,360,918

|3

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
	Country	Shares	Value
Securities Sold Short (1.2)%
Common Stocks (1.2)%
Diversified Telecommunication Services (0.1)%
AT&T Inc	United States	162,085	$(5,778,330)
Internet Software & Services (1.1)%
Alibaba Group Holding Ltd., ADR	China	221,616	(40,675,401)
Total Securities Sold Short (Proceeds $45,087,545)			$(46,453,731)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eVariable rate security. The rate shown represents the yield at period end.
fThe coupon rate shown represents the rate at period end.
gDefaulted security or security for which income has been deemed uncollectible.
hSee Note 6 regarding holdings of 5% voting securities.
iBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
jThe security was issued on a discount basis with no stated coupon rate.
kA portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2018, the aggregate value of these securities pledged amounted to $44,570,842, representing 1.2% of net assets.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.	Short	1,210	$186,922,313	6/18/18	$915,428
GBP/USD.	Short	1,648	144,797,400	6/18/18	(1,297,292)
Total Futures Contracts.					$(381,864)

*As of period end.

|4

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	45,352	$56,100	4/10/18	$—	$(254)
Euro	SSBT	Buy	36,871	45,663	4/10/18	—	(260)
Euro	SSBT	Sell	82,223	97,695	4/10/18	—	(3,554)
Euro	BOFA	Buy	2,533,419	3,142,394	4/18/18	—	(20,955)
Euro	BOFA	Sell	19,029,546	22,702,533	4/18/18	—	(743,872)
Euro	BONY	Buy	932,518	1,143,640	4/18/18	5,320	—
Euro	BONY	Buy	15,281,344	18,852,840	4/18/18	—	(24,615)
Euro	HSBK	Buy	21,752,150	26,953,204	4/18/18	—	(152,262)
Euro	SSBT	Buy	4,630,853	5,756,880	4/18/18	—	(51,181)
Euro	SSBT	Sell	19,029,545	22,701,962	4/18/18	—	(744,443)
Euro	UBSW	Buy	3,290,018	4,049,737	4/18/18	3,913	—
Euro	UBSW	Buy	8,076,887	10,021,586	4/18/18	—	(70,010)
Euro	UBSW	Sell	19,029,545	22,705,863	4/18/18	—	(740,542)
British Pound	BOFA	Buy	3,624,052	5,126,335	4/24/18	—	(36,162)
British Pound	BOFA	Sell	1,175,468	1,665,955	4/24/18	14,947	—
British Pound	BOFA	Sell	15,521,665	20,663,890	4/24/18	—	(1,137,115)
British Pound	HSBK	Buy	1,471,787	2,079,311	4/24/18	—	(12,108)
British Pound	HSBK	Sell	1,585,213	2,256,576	4/24/18	30,060	—
British Pound	SSBT	Sell	4,643,589	6,136,574	4/24/18	—	(385,592)
British Pound	UBSW	Buy	1,300,000	1,837,135	4/24/18	—	(11,216)
British Pound	UBSW	Sell	1,105,243	1,465,806	4/24/18	—	(86,566)
Euro	BOFA	Buy	1,265,694	1,560,699	5/07/18	913	—
Euro	BOFA	Buy	1,755,698	2,172,020	5/07/18	—	(5,840)
Euro	BONY	Buy	223,076	277,533	5/07/18	—	(2,302)
Euro	HSBK	Buy	878,301	1,087,666	5/07/18	—	(4,018)
Euro	HSBK	Buy	2,581,773	3,179,965	5/07/18	5,426	—
Euro	HSBK	Sell	36,254,033	42,785,088	5/07/18	—	(1,945,128)
Euro	SSBT	Buy	1,393,308	1,721,833	5/07/18	—	(2,770)
Euro	UBSW	Buy	2,636,846	3,262,327	5/07/18	—	(8,987)
Euro	UBSW	Sell	36,254,032	42,777,402	5/07/18	—	(1,952,814)
South Korean Won	HSBK	Buy	9,977,126,274	9,224,813	5/11/18	174,684	—
South Korean Won	HSBK	Sell	27,279,529,318	24,327,385	5/11/18	—	(1,372,784)
South Korean Won	UBSW	Sell	34,716,047,504	30,955,141	5/11/18	—	(1,751,005)
Euro	BOFA	Sell	34,505,665	41,168,134	5/21/18	—	(1,448,753)
Euro	SSBT	Sell	3,431,714	4,241,163	5/21/18	2,758	—
Euro	SSBT	Sell	8,382,419	10,024,629	5/21/18	—	(328,239)
Euro	UBSW	Sell	32,752,275	39,024,991	5/21/18	—	(1,426,338)
British Pound	BOFA	Sell	2,102,625	3,000,011	5/24/18	43,270	—
British Pound	BOFA	Sell	7,641,187	10,318,657	5/24/18	—	(426,488)
British Pound	HSBK	Sell	3,928,260	5,294,252	5/24/18	—	(229,721)
British Pound	SSBT	Sell	39,470,933	52,755,545	5/24/18	—	(2,749,035)
British Pound	UBSW	Sell	500,822	676,886	5/24/18	—	(27,377)
British Pound	UBSW	Sell	906,393	1,282,427	5/24/18	7,845	—
Euro	BOFA	Sell	2,240,375	2,736,402	7/12/18	—	(42,447)
Euro	HSBK	Sell	15,335,639	18,620,642	7/12/18	—	(400,914)
Euro	SSBT	Sell	1,687,030	2,063,395	7/12/18	—	(29,112)
Euro	UBSW	Sell	13,684,803	16,605,065	7/12/18	—	(368,876)
British Pound	BOFA	Sell	1,149,896	1,654,966	7/16/18	34,063	—

|5

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	BOFA	Sell	2,107,852	$2,936,179	7/16/18	$—	$(35,068)
British Pound	BONY	Sell	1,430,287	2,058,111	7/16/18	41,967	—
British Pound	HSBK	Sell	809,207	1,157,526	7/16/18	16,861	—
British Pound	HSBK	Sell	20,762,127	28,333,727	7/16/18	—	(932,742)
British Pound	UBSW	Sell	20,427,406	27,863,208	7/16/18	—	(931,437)
Euro	BONY	Sell	5,706,879	7,158,481	7/26/18	72,042	—
Euro	HSBK	Sell	5,706,879	7,157,910	7/26/18	71,472	—
South Korean Won	HSBK	Sell	44,991,488,105	41,712,149	8/10/18	—	(799,359)
South Korean Won	UBSW	Sell	29,876,626,347	27,999,724	8/10/18	—	(230,070)
British Pound	BOFA	Sell	2,266,015	3,211,177	8/14/18	13,115	—
British Pound	BOFA	Sell	12,493,069	17,558,820	8/14/18	—	(72,837)
British Pound	BONY	Sell	16,615,814	23,239,368	8/14/18	—	(210,780)
British Pound	HSBK	Sell	3,956,109	5,547,103	8/14/18	—	(36,213)
British Pound	UBSW	Sell	8,207,800	11,434,715	8/14/18	—	(149,075)
Euro	BONY	Sell	10,201,699	12,906,343	8/20/18	213,185	—
Euro	SSBT	Sell	10,201,699	12,902,344	8/20/18	209,186	—
Total Forward Exchange Contracts						$961,027	$(22,141,236)
Net unrealized appreciation (depreciation)							$(21,180,209)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|6

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2018 (unaudited)

Franklin Mutual European Fund

	Country	Shares	Value
Common Stocks 85.9%
Auto Components 1.9%
Cie Generale des Etablissements Michelin SCA	France	314,218	$46,417,159
Automobiles 3.1%
Peugeot SA	France	2,585,578	62,277,723
Renault SA	France	108,240	13,135,673
			75,413,396
Banks 7.8%
AIB Group PLC	Ireland	5,022,410	30,271,012
BNP Paribas SA	France	344,956	25,572,432
HSBC Holdings PLC	United Kingdom	2,732,076	25,507,282
Societe Generale SA	France	1,017,419	55,355,047
Standard Chartered PLC	United Kingdom	5,207,966	52,079,105
			188,784,878
Capital Markets 2.1%
Credit Suisse Group AG	Switzerland	1,350,010	22,634,644
Deutsche Bank AG	Germany	1,535,000	21,419,694
Oslo Bors VPS Holding ASA.	Norway	340,000	5,422,477
			49,476,815
Commercial Services & Supplies 1.2%
G4S PLC	United Kingdom	8,137,683	28,328,015
Communications Equipment 2.0%
Nokia OYJ, A	Finland	2,250,636	12,436,439
Nokia OYJ, ADR	Finland	6,476,564	35,426,805
			47,863,244
Construction & Engineering 0.1%
FLSmidth & Co. AS	Denmark	32,356	2,078,772
Construction Materials 3.5%
HeidelbergCement AG	Germany	190,317	18,706,819
LafargeHolcim Ltd., B	Switzerland	1,216,211	66,695,853
			85,402,672
Diversified Telecommunication Services 4.6%
Hellenic Telecommunications Organization SA	Greece	3,445,216	46,606,567
Koninklijke KPN NV	Netherlands	21,300,825	63,955,849
			110,562,416
Electric Utilities 3.6%
Enel SpA	Italy	14,345,900	87,844,081
Food & Staples Retailing 1.5%
Carrefour SA	France	1,567,550	32,542,403
METRO AG	Germany	150,011	2,659,575
			35,201,978
Health Care Equipment & Supplies 3.7%
Koninklijke Philips NV	Netherlands	2,333,465	89,597,675
Hotels, Restaurants & Leisure 3.5%
Accor SA	France	1,549,777	83,727,308
Household Durables 1.2%
[a,b] Neinor Homes SA, 144A	Spain	334,815	6,294,884
Pandora AS	Denmark	200,000	21,480,637
			27,775,521

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Insurance 15.3%
Ageas	Belgium	1,192,769	$61,662,360
ASR Nederland NV	Netherlands	962,392	41,168,026
Direct Line Insurance Group PLC	United Kingdom	11,324,835	60,588,095
Lancashire Holdings Ltd	United Kingdom	4,178,619	34,005,517
NN Group NV	Netherlands	1,969,815	87,465,854
RSA Insurance Group PLC	United Kingdom	8,082,266	71,443,430
XL Group Ltd	Bermuda	243,571	13,459,733
			369,793,015
Machinery 2.9%
CNH Industrial NV	United Kingdom	2,999,447	37,065,549
CNH Industrial NV, special voting	United Kingdom	833,461	10,299,462
[a] Vossloh AG	Germany	471,303	23,633,222
			70,998,233
Marine 0.9%
[a] A.P. Moeller-Maersk AS, B	Denmark	13,740	21,220,568
Metals & Mining 0.9%
thyssenkrupp AG.	Germany	859,109	22,428,878
Multi-Utilities 1.3%
innogy SE	Germany	644,199	30,533,075
Oil, Gas & Consumable Fuels 9.2%
BP PLC	United Kingdom	10,819,016	72,750,921
[a] Cairn Energy PLC	United Kingdom	9,565,171	27,647,035
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,241,414	39,437,746
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,603,748	50,258,636
Total SA	France	574,983	32,678,851
			222,773,189
Pharmaceuticals 7.3%
GlaxoSmithKline PLC	United Kingdom	3,012,192	58,916,106
Novartis AG	Switzerland	1,011,384	81,933,027
Sanofi	France	450,899	36,292,781
			177,141,914
Road & Rail 0.0%
[a,c,d,e] Euro Wagon LP	Jersey Islands	16,127,149	—
Specialty Retail 1.5%
[a] Dufry AG	Switzerland	128,459	16,857,129
Hornbach Holding AG & Co. KGaA	Germany	213,786	18,016,220
Kingfisher PLC	United Kingdom	179,285	735,798
			35,609,147
Trading Companies & Distributors 3.9%
Kloeckner & Co. SE	Germany	3,031,653	38,098,509
Rexel SA	France	3,311,972	56,107,081
			94,205,590
Wireless Telecommunication Services 2.9%
Vodafone Group PLC	United Kingdom	25,502,548	69,497,012
Total Common Stocks (Cost $1,850,248,450)			2,072,674,551
Preferred Stocks 5.4%
Auto Components 2.0%
[f] Schaeffler AG, 3.989%, pfd	Germany	3,156,455	48,747,490

|8

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)
	Country	Shares	Value
Preferred Stocks (continued)
Automobiles 3.4%
[f] Volkswagen AG, 1.276%, pfd	Germany	408,818	$81,284,556
Total Preferred Stocks (Cost $108,381,951)			130,032,046
Total Investments before Short Term Investments
(Cost $1,958,630,401)			2,202,706,597

		Principal
		Amount
Short Term Investments 8.1%
U.S. Government and Agency Securities 8.1%
[g] FHLB, 4/02/18	United States $43,300,000		43,300,000
[g] U.S. Treasury Bill,
[h] 4/26/18	United States	25,000,000	24,973,500
[h] 5/03/18 - 7/26/18	United States	48,000,000	47,823,417
4/05/18 - 9/27/18	United States	78,900,000	78,570,860
Total U.S. Government and Agency Securities
(Cost $194,678,863)			194,667,777
Total Investments (Cost $2,153,309,264) 99.4%			2,397,374,374
Other Assets, less Liabilities 0.6%			13,432,701
Net Assets 100.0%			$2,410,807,075

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the value of this security was $6,294,884, representing 0.3% of net assets.
cSee Note 6 regarding holdings of 5% voting securities.
dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
eSee Note 5 regarding restricted securities.
fVariable rate security. The rate shown represents the yield at period end.
gThe security was issued on a discount basis with no stated coupon rate.
hA portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2018, the aggregate value of these securities pledged amounted to $28,564,235, representing 1.2% of net assets.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.	Short	3,558	$549,644,288	6/18/18	$2,567,227
GBP/USD.	Short	2,194	192,770,325	6/18/18	(1,765,631)
Total Futures Contracts.					$801,596

*As of period end.

|9

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	7,781,067	$9,651,845	4/10/18	$—	$(70,218)
Euro	BONY	Buy	176,410	216,905	4/10/18	327	—
Euro	BONY	Buy	12,783,273	15,853,953	4/10/18	—	(112,598)
Euro	HSBK	Buy	560,090	689,415	4/10/18	281	—
Euro	HSBK	Buy	9,134,277	11,317,958	4/10/18	—	(69,986)
Euro	HSBK	Sell	54,121,678	64,122,282	4/10/18	—	(2,523,293)
Euro	SSBT	Buy	13,341,369	16,559,446	4/10/18	—	(130,852)
Euro	UBSW	Buy	841,300	1,033,419	4/10/18	2,560	—
Euro	UBSW	Buy	7,693,895	9,535,340	4/10/18	—	(61,058)
Euro	UBSW	Sell	54,121,678	64,133,647	4/10/18	—	(2,511,927)
Euro	BOFA	Sell	32,200,756	38,415,984	4/18/18	—	(1,258,739)
Euro	SSBT	Sell	32,200,755	38,415,018	4/18/18	—	(1,259,705)
Euro	UBSW	Sell	32,200,756	38,421,620	4/18/18	—	(1,253,104)
British Pound	BOFA	Buy	1,838,717	2,599,899	4/24/18	—	(17,323)
British Pound	BOFA	Buy	27,632,794	38,680,523	4/24/18	131,208	—
British Pound	BOFA	Sell	40,074,643	53,087,998	4/24/18	—	(3,198,972)
British Pound	BONY	Buy	2,786,713	3,898,681	4/24/18	15,406	—
British Pound	HSBK	Buy	83,731	117,823	4/24/18	—	(219)
British Pound	HSBK	Buy	115,000	161,340	4/24/18	184	—
British Pound	UBSW	Buy	371,295	512,637	4/24/18	8,868	—
British Pound	UBSW	Buy	1,400,000	1,978,453	4/24/18	—	(12,079)
British Pound	UBSW	Sell	39,042,293	51,702,109	4/24/18	—	(3,134,870)
Norwegian Krone	SSBT	Sell	42,075,811	5,382,147	4/25/18	12,290	—
Euro	HSBK	Sell	148,892	186,815	5/07/18	3,112	—
Euro	HSBK	Sell	45,033,688	53,179,350	5/07/18	—	(2,383,202)
Euro	SSBT	Sell	2,330,999	2,887,258	5/07/18	11,273	—
Euro	UBSW	Sell	296,891	372,519	5/07/18	6,215	—
Euro	UBSW	Sell	44,418,188	52,410,574	5/07/18	—	(2,392,574)
Swiss Franc	BONY	Sell	20,975,869	22,155,763	5/07/18	146,436	—
Swiss Franc	HSBK	Sell	725,800	770,047	5/07/18	8,487	—
Swiss Franc	SSBT	Sell	16,926,430	17,885,656	5/07/18	125,279	—
Swiss Franc	UBSW	Sell	59,018,583	62,451,322	5/07/18	524,959	—
Euro	BOFA	Sell	68,574,884	81,729,305	5/21/18	—	(2,965,428)
Euro	HSBK	Sell	2,154,197	2,665,657	5/21/18	5,075	—
Euro	SSBT	Sell	4,351,975	5,378,488	5/21/18	3,498	—
Euro	UBSW	Sell	2,289,647	2,830,938	5/21/18	3,065	—
Euro	UBSW	Sell	64,367,297	76,745,529	5/21/18	—	(2,752,543)
British Pound	HSBK	Sell	2,043,684	2,778,991	5/24/18	—	(94,867)
British Pound	SSBT	Sell	10,535,860	14,052,045	5/24/18	—	(763,629)
Euro	HSBK	Sell	13,763,661	16,698,968	7/12/18	—	(372,785)
Euro	UBSW	Sell	13,763,661	16,699,656	7/12/18	—	(372,096)
British Pound	BOFA	Sell	891,066	1,282,449	7/16/18	26,396	—
British Pound	BOFA	Sell	1,250,836	1,761,155	7/16/18	—	(2,034)
British Pound	BONY	Sell	1,108,344	1,594,852	7/16/18	32,520	—
British Pound	HSBK	Sell	780,502	1,116,466	7/16/18	16,263	—
British Pound	HSBK	Sell	18,933,607	25,808,494	7/16/18	—	(880,478)
British Pound	UBSW	Sell	18,933,606	25,806,921	7/16/18	—	(882,050)
Euro	BONY	Sell	76,332,879	95,748,910	7/26/18	963,608	—

|10

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	HSBK	Sell	76,332,879	$95,741,277	7/26/18	$955,975	$—
British Pound	BONY	Sell	34,779,875	48,370,111	8/14/18	—	(715,250)
British Pound	UBSW	Sell	34,779,874	48,369,415	8/14/18	—	(715,946)
Euro	BONY	Sell	72,209,328	91,353,248	8/20/18	1,508,962	—
Euro	SSBT	Sell	72,209,327	91,324,941	8/20/18	1,480,656	—
Total Forward Exchange Contracts						$5,992,903	$(30,907,825)
Net unrealized appreciation (depreciation)							$(24,914,922)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 55.

|11

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2018 (unaudited)

Franklin Mutual Financial Services Fund

	Country	Shares	Value

Common Stocks 95.2%
Banks 38.3%
[a,b] AB&T Financial Corp	United States	226,100	$135,660
AIB Group PLC	Ireland	1,627,776	9,810,913
Barclays PLC	United Kingdom	3,329,942	9,648,179
CIT Group Inc	United States	419,311	21,594,516
Citigroup Inc	United States	268,810	18,144,675
Citizens Financial Group Inc	United States	600,000	25,188,000
[a] Credito Valtellinese SpA	Italy	96,175,876	13,650,449
[a] FCB Financial Holdings Inc., A	United States	224,087	11,450,846
First Horizon National Corp	United States	425,229	8,007,062
Guaranty Bancorp	United States	266,761	7,562,674
HSBC Holdings PLC	United Kingdom	1,823,653	17,026,038
JPMorgan Chase & Co	United States	188,880	20,771,134
Shinsei Bank Ltd	Japan	1,134,000	17,458,467
Societe Generale SA	France	269,809	14,679,586
Southern National Bancorp of Virginia Inc	United States	547,560	8,673,350
Standard Chartered PLC	United Kingdom	1,562,466	15,624,494
State Bank Financial Corp	United States	416,160	12,488,962
SunTrust Banks Inc	United States	197,320	13,425,653
Wells Fargo & Co	United States	457,170	23,960,280
			269,300,938
Capital Markets 6.7%
Credit Suisse Group AG	Switzerland	631,414	10,586,463
Deutsche Bank AG	Germany	600,674	8,381,924
[a] Guotai Junan Securities Co. Ltd	China	3,217,063	6,984,348
Oslo Bors VPS Holding ASA	Norway	911,000	14,529,050
UBS Group AG	Switzerland	393,837	6,935,611
			47,417,396
Consumer Finance 7.6%
Capital One Financial Corp	United States	281,410	26,964,706
[c] Hoist Finance AB, 144A	Sweden	790,612	7,268,579
[a] PPDAI Group Inc., ADR	China	851,710	6,345,240
[a] Qudian Inc., ADR	China	340,647	3,985,570
Sun Hung Kai & Co. Ltd	Hong Kong	14,145,704	8,813,130
			53,377,225
Diversified Financial Services 3.2%
Voya Financial Inc	United States	449,050	22,677,025
Equity Real Estate Investment Trusts (REITs) 1.6%
Hibernia REIT PLC	Ireland	6,142,446	10,927,904
Household Durables 2.0%
[a] Cairn Homes PLC	Ireland	3,177,704	7,086,313
[a,c] Neinor Homes SA, 144A	Spain	380,000	7,144,411
			14,230,724
Insurance 34.3%
Ageas	Belgium	330,429	17,082,127
Alleghany Corp	United States	43,937	26,996,650
American International Group Inc	United States	441,558	24,029,586
ASR Nederland NV	Netherlands	525,829	22,493,269
China Pacific Insurance Group Co. Ltd., H	China	2,979,740	13,344,443
Chubb Ltd	United States	64,950	8,883,212
Direct Line Insurance Group PLC	United Kingdom	2,785,939	14,904,830

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Insurance (continued)
The Hartford Financial Services Group Inc	United States	439,772	$22,657,053
Korean Reinsurance Co	South Korea	147,500	1,577,198
Lancashire Holdings Ltd	United Kingdom	1,184,720	9,641,227
MetLife Inc	United States	352,070	16,156,492
NN Group NV	Netherlands	643,498	28,573,294
RSA Insurance Group PLC	United Kingdom	1,347,824	11,914,130
[a] Sabre Insurance Group PLC	United Kingdom	2,805,732	9,684,337
T&D Holdings Inc	Japan	812,169	12,904,977
			240,842,825
Real Estate Management & Development 0.1%
[a] Dolphin Capital Investors Ltd	Greece	3,979,650	393,661
Thrifts & Mortgage Finance 1.4%
Indiabulls Housing Finance Ltd	India	515,498	9,884,395
Total Common Stocks (Cost $615,403,512)			669,052,093
Companies in Liquidation 0.0%†
[a,d,e] FIM Coinvestor Holdings I, LLC	United States	4,357,178	—
[a,f] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	7,766,103	173,456
Total Companies in Liquidation (Cost $455,021)			173,456
Total Investments before Short Term Investments
(Cost $615,858,533)			669,225,549

		Principal
		Amount
Short Term Investments 4.7%
U.S. Government and Agency Securities 4.7%
[g] FHLB, 4/02/18	United States $11,400,000		11,400,000
[g] U.S. Treasury Bill,
[h] 4/12/18 - 7/26/18.	United States	11,000,000	10,969,759
4/05/18 - 9/20/18.	United States	10,600,000	10,543,145
Total U.S. Government and Agency Securities
(Cost $32,916,956)			32,912,904
Total Investments (Cost $648,775,489) 99.9%.			702,138,453
Other Assets, less Liabilities 0.1%.			883,954
Net Assets 100.0%			$703,022,407

|13

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 6 regarding holdings of 5% voting securities.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $14,412,990, representing 2.1% of net assets.
dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
eSee Note 5 regarding restricted securities.
fBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
gThe security was issued on a discount basis with no stated coupon rate.
hA portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2018, the aggregate value of these securities pledged amounted to $3,374,014, representing 0.5% of net assets.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD			Short	163	$25,180,444	6/18/18	$124,601
GBP/USD			Short	166	14,585,175	6/18/18	(135,128)
Total Futures Contracts.							$(10,527)

*As of period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	HSBK	Sell	2,081,485	$2,461,009	4/10/18	$—	$(102,137)
Euro	SSBT	Sell	284,000	337,443	4/10/18	—	(12,276)
Euro	UBSW	Sell	2,278,194	2,692,307	4/10/18	—	(113,067)
Euro	BOFA	Sell	2,716,206	3,240,475	4/18/18	—	(106,177)
Euro	SSBT	Sell	2,716,207	3,240,394	4/18/18	—	(106,259)
Euro	UBSW	Sell	2,716,207	3,240,951	4/18/18	—	(105,702)
Japanese Yen	HSBK	Buy	5,922,209	56,014	4/20/18	—	(280)
Japanese Yen	HSBK	Buy	71,688,878	668,316	4/20/18	6,353	—
Japanese Yen	UBSW	Buy	33,303,456	313,858	4/20/18	—	(437)
Japanese Yen	UBSW	Buy	66,750,683	621,741	4/20/18	6,454	—
Japanese Yen	UBSW	Sell	3,489,373,705	32,936,953	4/20/18	98,251	—
British Pound	BOFA	Buy	1,829,643	2,553,632	4/24/18	16,198	—
British Pound	BOFA	Sell	4,631,493	6,158,644	4/24/18	—	(346,535)
British Pound	BONY	Buy	2,617,488	3,645,103	4/24/18	31,298	—
British Pound	HSBK	Sell	443,933	588,114	4/24/18	—	(35,414)
British Pound	UBSW	Buy	1,014,210	1,399,289	4/24/18	25,223	—
British Pound	UBSW	Sell	385,913	511,000	4/24/18	—	(31,036)

|14

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	SSBT	Sell	112,746,189	$14,421,976	4/25/18	$32,928	$—
Swedish Krona	BONY	Buy	1,895,401	239,464	4/30/18	—	(12,156)
Swedish Krona	BONY	Sell	7,600,866	922,362	4/30/18	10,825	—
Swedish Krona	HSBK	Buy	3,958,318	505,828	4/30/18	—	(31,125)
Swedish Krona	SSBT	Buy	14,011,822	1,773,308	4/30/18	—	(92,932)
Swedish Krona	SSBT	Sell	2,360,039	288,812	4/30/18	5,783	—
Swedish Krona	UBSW	Sell	71,826,554	9,210,404	4/30/18	596,568	—
Euro	HSBK	Sell	138,604	173,906	5/07/18	2,897	—
Euro	HSBK	Sell	4,574,892	5,409,201	5/07/18	—	(235,300)
Euro	SSBT	Sell	427,579	527,598	5/07/18	51	—
Euro	SSBT	Sell	1,065,617	1,252,083	5/07/18	—	(62,675)
Euro	UBSW	Sell	276,379	346,782	5/07/18	5,785	—
Euro	UBSW	Sell	3,938,972	4,647,731	5/07/18	—	(212,172)
Swiss Franc	HSBK	Buy	569,300	604,006	5/07/18	—	(6,657)
Swiss Franc	UBSW	Buy	136,000	142,966	5/07/18	—	(265)
Swiss Franc	UBSW	Sell	10,820,361	11,472,456	5/07/18	118,987	—
South Korean Won	HSBK	Buy	158,868,021	148,565	5/11/18	1,105	—
South Korean Won	HSBK	Sell	158,868,021	141,291	5/11/18	—	(8,379)
South Korean Won	UBSW	Buy	340,025,000	318,884	5/11/18	1,455	—
South Korean Won	UBSW	Sell	640,654,815	570,282	5/11/18	—	(33,282)
Euro	BOFA	Sell	12,463,453	14,862,025	5/21/18	—	(531,203)
Euro	HSBK	Sell	122,466	151,542	5/21/18	288	—
Euro	HSBK	Sell	157,948	195,045	5/21/18	—	(32)
Euro	SSBT	Sell	742,329	886,955	5/21/18	—	(29,872)
Euro	UBSW	Sell	130,170	160,943	5/21/18	174	—
Euro	UBSW	Sell	10,541,389	12,595,252	5/21/18	—	(424,093)
British Pound	BOFA	Buy	121,461	171,920	5/24/18	—	(1,120)
British Pound	BOFA	Buy	3,144,991	4,394,654	5/24/18	27,877	—
British Pound	BOFA	Sell	2,658,079	3,586,288	5/24/18	—	(151,540)
British Pound	HSBK	Buy	121,461	171,798	5/24/18	—	(998)
British Pound	HSBK	Sell	566,605	767,824	5/24/18	—	(28,945)
British Pound	SSBT	Sell	7,730,985	10,311,086	5/24/18	—	(560,334)
British Pound	UBSW	Buy	300,000	424,452	5/24/18	—	(2,588)
British Pound	UBSW	Sell	7,389,111	9,990,175	5/24/18	—	(400,497)
Euro	BOFA	Sell	3,000,000	3,750,468	7/12/18	29,419	—
Euro	HSBK	Sell	1,975,376	2,396,655	7/12/18	—	(53,502)
Euro	UBSW	Sell	1,975,374	2,396,751	7/12/18	—	(53,404)
British Pound	BOFA	Sell	100,000	137,625	7/16/18	—	(3,336)
British Pound	HSBK	Sell	104,868	150,008	7/16/18	2,185	—
British Pound	HSBK	Sell	3,112,668	4,242,893	7/16/18	—	(144,750)
British Pound	SSBT	Sell	606,805	851,508	7/16/18	—	(3,849)
British Pound	UBSW	Sell	3,112,667	4,242,634	7/16/18	—	(145,008)
Euro	BONY	Sell	5,554,706	6,967,601	7/26/18	70,121	—
Euro	HSBK	Sell	5,554,706	6,967,045	7/26/18	69,566	—
South Korean Won	HSBK	Buy	1,607,946,479	1,500,086	8/10/18	19,229	—
South Korean Won	HSBK	Sell	2,125,574,818	1,966,122	8/10/18	—	(42,289)
South Korean Won	UBSW	Buy	1,430,533,475	1,338,921	8/10/18	12,760	—
South Korean Won	UBSW	Sell	2,419,175,321	2,267,645	8/10/18	—	(18,181)
British Pound	BONY	Sell	11,960,892	16,634,610	8/14/18	—	(245,977)
British Pound	UBSW	Sell	11,960,891	16,634,370	8/14/18	—	(246,216)

|15

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	9,576,182	$11,957,625	8/20/18	$42,749	$—
Euro	BONY	Sell	10,901,031	13,764,261	8/20/18	200,981	—
Euro	SSBT	Sell	8,560,328	10,826,461	8/20/18	175,530	—
Total Forward Exchange Contracts						$1,611,040	$(4,741,997)
Net unrealized appreciation (depreciation)							$(3,130,957)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date. See Abbreviations on page 55.

|16

	FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2018 (unaudited)
Franklin Mutual Global Discovery Fund
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 92.6%
Aerospace & Defense 0.9%
BAE Systems PLC	United Kingdom	21,584,405	$176,077,441
Auto Components 0.5%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	3,819,425	158,716
[a,b,c,d] International Automotive Components Group North America LLC.	United States	35,491,081	17,409,298
Toyo Tire & Rubber Co. Ltd	Japan	4,394,600	75,762,548
			93,330,562
Automobiles 1.0%
General Motors Co	United States	5,350,852	194,449,962
Banks 11.8%
Barclays PLC	United Kingdom	36,257,633	105,052,917
BNP Paribas SA.	France	2,309,793	171,230,604
CIT Group Inc	United States	3,769,060	194,106,590
Citigroup Inc	United States	4,720,240	318,616,200
Citizens Financial Group Inc	United States	9,225,010	387,265,920
First Horizon National Corp	United States	7,743,203	145,804,512
HSBC Holdings PLC	United Kingdom	16,067,494	150,009,773
JPMorgan Chase & Co	United States	1,959,756	215,514,367
Societe Generale SA	France	5,157,188	280,588,809
Standard Chartered PLC	United Kingdom	12,656,750	126,566,150
Wells Fargo & Co	United States	5,713,404	299,439,504
			2,394,195,346
Beverages 0.7%
PepsiCo Inc	United States	1,395,272	152,293,939
Building Products 0.7%
Johnson Controls International PLC	United States	4,191,600	147,711,984
Capital Markets 1.4%
Credit Suisse Group AG	Switzerland	6,243,791	104,685,140
Deutsche Bank AG	Germany	6,644,039	92,712,234
[a] Guotai Junan Securities Co. Ltd	China	41,520,689	90,142,766
			287,540,140
Chemicals 1.2%
[a,b,e] Dow Corning Corp., Contingent Distribution	United States	11,430,153	—
Monsanto Co	United States	2,149,530	250,828,656
			250,828,656
Communications Equipment 3.0%
Cisco Systems Inc	United States	7,416,030	318,073,527
Nokia OYJ, A	Finland	28,555,604	157,790,959
Nokia OYJ, ADR	Finland	25,474,246	139,344,125
			615,208,611
Construction Materials 1.0%
LafargeHolcim Ltd., B	Switzerland	3,691,245	202,424,361
Consumer Finance 1.6%
Ally Financial Inc	United States	4,094,210	111,157,802
Capital One Financial Corp	United States	2,190,465	209,890,356
			321,048,158

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Containers & Packaging 0.7%
International Paper Co	United States	2,848,948	$152,219,292
Diversified Financial Services 0.9%
Voya Financial Inc	United States	3,426,353	173,030,826
Diversified Telecommunication Services 1.4%
Koninklijke KPN NV	Netherlands	95,635,204	287,145,249
Electric Utilities 2.3%
Enel SpA.	Italy	57,664,238	353,094,753
PG&E Corp	United States	2,580,200	113,348,186
			466,442,939
Energy Equipment & Services 0.7%
Baker Hughes a GE Co., A	United States	5,382,143	149,462,111
Equity Real Estate Investment Trusts (REITs) 0.0%†
VICI Properties Inc	United States	453,665	8,311,143
Food & Staples Retailing 2.0%
CVS Health Corp	United States	3,061,866	190,478,684
[a] Rite Aid Corp	United States	13,959,587	23,452,106
Walgreens Boots Alliance Inc	United States	2,833,972	185,540,147
			399,470,937
Health Care Equipment & Supplies 4.8%
Koninklijke Philips NV	Netherlands	11,117,357	426,871,343
Medtronic PLC	United States	6,236,184	500,266,681
Stryker Corp	United States	259,089	41,692,602
			968,830,626
Hotels, Restaurants & Leisure 2.6%
Accor SA.	France	7,758,692	419,166,366
Sands China Ltd	Hong Kong	21,300,300	114,523,578
			533,689,944
Independent Power & Renewable Electricity Producers 0.4%
[a] Vistra Energy Corp	United States	4,396,158	91,571,971
Industrial Conglomerates 1.7%
General Electric Co	United States	25,464,700	343,264,156
Insurance 9.3%
Alleghany Corp	United States	76,761	47,165,029
American International Group Inc	United States	5,102,618	277,684,472
China Pacific Insurance Group Co. Ltd., H.	China	44,491,587	199,250,749
Chubb Ltd	United States	1,651,098	225,820,673
The Hartford Financial Services Group Inc	United States	4,897,487	252,318,530
MetLife Inc	United States	2,126,666	97,592,703
NN Group NV	Netherlands	9,440,040	419,166,855
RSA Insurance Group PLC	United Kingdom	17,857,312	157,850,240
T&D Holdings Inc	Japan	6,611,212	105,048,995
XL Group Ltd	Bermuda	2,154,546	119,060,212
			1,900,958,458
IT Services 1.7%
Cognizant Technology Solutions Corp., A	United States	4,311,090	347,042,745

|18

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Machinery 0.8%
CNH Industrial NV	United Kingdom	5,804,196	$71,725,126
CNH Industrial NV, special voting	United Kingdom	7,338,645	90,687,020
			162,412,146
Media 8.0%
[a] Charter Communications Inc., A	United States	840,665	261,631,762
[a] DISH Network Corp., A	United States	4,143,726	157,005,778
Sky PLC	United Kingdom	17,598,577	320,385,999
Time Warner Inc	United States	5,178,666	489,798,230
The Walt Disney Co	United States	3,912,400	392,961,456
			1,621,783,225
Metals & Mining 1.2%
[a] Freeport-McMoRan Inc	United States	5,340,455	93,831,794
thyssenkrupp AG	Germany	4,205,590	109,795,921
Warrior Met Coal Inc	United States	1,788,865	50,106,109
			253,733,824
Multi-Utilities 0.5%
innogy SE	Germany	2,114,859	100,237,891
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp	United States	2,074,000	125,290,340
BP PLC	United Kingdom	30,087,550	202,319,413
Crescent Point Energy Corp	Canada	16,701,800	113,438,859
JXTG Holdings Inc	Japan	20,061,342	121,521,534
Kinder Morgan Inc	United States	13,160,358	198,194,992
Marathon Oil Corp	United States	12,762,064	205,852,092
Plains All American Pipeline LP	United States	5,573,200	122,777,596
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	7,523,542	239,010,953
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	6,164,658	193,189,516
The Williams Cos. Inc	United States	6,364,035	158,209,910
			1,679,805,205
Pharmaceuticals 8.4%
Eli Lilly & Co	United States	5,532,056	428,015,173
GlaxoSmithKline PLC	United Kingdom	19,892,359	389,078,893
Merck & Co. Inc	United States	7,603,328	414,153,276
Novartis AG, ADR	Switzerland	5,849,662	472,945,173
			1,704,192,515
Software 5.5%
[a] Avaya Holdings Corp	United States	2,207,795	49,454,608
[a] Avaya Holdings Corp., wts., 12/15/22	United States	401,411	2,207,761
[a] Check Point Software Technologies Ltd	Israel	3,379,372	335,706,814
[a] Dell Technologies Inc., V	United States	1,105,751	80,952,031
Microsoft Corp	United States	4,462,975	407,335,728
Symantec Corp	United States	9,568,159	247,336,910
			1,122,993,852
Specialty Retail 0.5%
[a] Dufry AG	Switzerland	744,545	97,703,478
Kingfisher PLC	United Kingdom	1,135,955	4,662,036
			102,365,514

|19

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals 2.7%
Hewlett Packard Enterprise Co	United States	10,039,360	$176,090,374
Samsung Electronics Co. Ltd	South Korea	162,773	377,391,744
			553,482,118
Tobacco 3.2%
Altria Group Inc	United States	2,606,727	162,451,227
British American Tobacco PLC	United Kingdom	5,233,602	303,350,348
British American Tobacco PLC, ADR.	United Kingdom	2,178,905	125,701,029
Imperial Brands PLC.	United Kingdom	1,937,431	65,948,611
			657,451,215
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	89,319,132	243,403,632
Total Common Stocks and Other Equity Interests
(Cost $15,160,531,563)			18,858,410,694

Management Investment Companies (Cost $112,851,576)
0.6%
Diversified Financial Services 0.6%
[a] Altaba Inc	United States	1,722,000	127,496,880
Preferred Stocks (Cost $391,187,079) 1.9%
Automobiles 1.9%
[f] Volkswagen AG, 1.276%, pfd	Germany	1,896,164	377,010,917

		Principal
		Amount
Corporate Notes and Senior Floating Rate Interests 1.5%
[g] Belk Inc., Closing Date Term Loan, 6.458%, (LIBOR + 4.75%), 12/12/22	United States $ 33,463,367		29,131,066
[g] Cumulus Media Holdings Inc., Term Loans, 5.14%, (LIBOR + 3.25%), 12/23/20	United States	80,932,238	69,298,228
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	117,895,000	99,188,600
senior note, 11.00%, 9/15/25	United States	133,179,000	100,466,908
Total Corporate Notes and Senior Floating Rate Interests
(Cost $324,144,822)			298,084,802
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.0%
[b,c,h] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	8,893	—
[h] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	76,374,877
[g] Tranche D Term Loan, 8.443%, (LIBOR + 6.75%), 1/30/19	United States	117,978,997	93,552,036
[g] Tranche E Term Loan, 9.193%, (LIBOR + 7.50%), 7/30/19	United States	37,921,652	29,988,253
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $245,871,832)			199,915,166

|20

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
	Country	Shares	Value
Companies in Liquidation 0.1%
[a,b,e] Avaya Holdings Corp., Contingent Distribution	United States	123,916,000	$—
[a,b,e] Avaya Inc., Contingent Distribution	United States	168,607,600	—
[a,b,c] FIM Coinvestor Holdings I, LLC	United States	30,279,560	—
[a,i] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521	13,118,764
[a,b,e] NewPage Corp., Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,b,e] Tribune Media, Litigation Trust, Contingent Distribution	United States	1,300,238	—
[a,e] Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	260,457,613	2,604,576
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	4,396,159	2,857,504
Total Companies in Liquidation (Cost $57,756,533)			18,580,844
Total Investments before Short Term Investments
(Cost $16,292,343,405)			19,879,499,303

		Principal
		Amount
Short Term Investments 2.2%
U.S. Government and Agency Securities 2.2%
[j] U.S. Treasury Bill,
[k] 7/12/18 - 8/09/18	United States $355,000,000		352,961,378
7/05/18 - 9/13/18	United States	99,500,000	99,017,015
Total U.S. Government and Agency Securities
(Cost $452,157,215)			451,978,393
Total Investments (Cost $16,744,500,620) 99.9%			20,331,477,696
Securities Sold Short (0.7)%.			(141,340,633)
Other Assets, less Liabilities 0.8%			165,362,634
Net Assets 100.0%.			$20,355,499,697

		Shares
Securities Sold Short (0.7)%
Common Stocks (0.7)%
Diversified Telecommunication Services (0.1)%
AT&T Inc	United States	773,086	(27,560,516)
Internet Software & Services (0.6)%
Alibaba Group Holding Ltd., ADR	China	619,920	(113,780,117)
Total Securities Sold Short (Proceeds $138,351,504)			$(141,340,633)

|21

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 6 regarding holdings of 5% voting securities.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fVariable rate security. The rate shown represents the yield at period end.
gThe coupon rate shown represents the rate at period end.
hDefaulted security or security for which income has been deemed uncollectible.
iBankruptcy claims represent the right to receive distribution, if any during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
jThe security was issued on a discount basis with no stated coupon rate.
kA portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2018, the aggregate value of these securities pledged amounted to $171,757,332, representing 0.8% of net assets.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD	Short	8,972	$1,386,005,775	6/18/18	$6,513,434
GBP/USD	Short	7,828	687,787,650	6/18/18	(6,291,487)
Total Futures Contracts.					$221,947

*As of period end.

|22

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	4,765,990	$5,868,235	4/10/18	$618	$—
Euro	BOFA	Buy	45,505,523	56,463,689	4/10/18	—	(428,070)
Euro	BOFA	Sell	3,556,440	4,263,318	4/10/18	—	(116,091)
Euro	BONY	Buy	2,891,512	3,590,333	4/10/18	—	(29,717)
Euro	HSBK	Buy	2,221,156	2,733,161	4/10/18	1,977	—
Euro	HSBK	Buy	17,988,603	22,347,012	4/10/18	—	(195,800)
Euro	HSBK	Sell	185,511,145	219,789,894	4/10/18	—	(8,649,010)
Euro	SSBT	Buy	6,510,852	8,054,457	4/10/18	—	(36,976)
Euro	UBSW	Buy	13,011,468	15,988,327	4/10/18	34,028	—
Euro	UBSW	Buy	17,812,973	22,101,438	4/10/18	—	(166,496)
Euro	UBSW	Sell	188,928,115	223,917,290	4/10/18	—	(8,729,279)
Euro	BOFA	Sell	138,062,118	164,710,177	4/18/18	—	(5,396,898)
Euro	SSBT	Sell	138,062,118	164,706,036	4/18/18	—	(5,401,040)
Euro	UBSW	Sell	138,062,118	164,734,339	4/18/18	—	(5,372,738)
Japanese Yen	HSBK	Buy	139,234,679	1,316,925	4/20/18	—	(6,579)
Japanese Yen	HSBK	Buy	4,067,553,859	38,001,689	4/20/18	278,300	—
Japanese Yen	HSBK	Sell	366,337,483	3,443,067	4/20/18	—	(4,557)
Japanese Yen	HSBK	Sell	475,681,624	4,491,482	4/20/18	14,814	—
Japanese Yen	UBSW	Buy	212,680,391	2,010,658	4/20/18	—	(9,110)
Japanese Yen	UBSW	Buy	3,928,958,497	36,701,083	4/20/18	274,578	—
Japanese Yen	UBSW	Sell	18,896,005,761	178,373,635	4/20/18	542,209	—
British Pound	BOFA	Buy	9,740,724	13,728,420	4/24/18	—	(47,055)
British Pound	BOFA	Buy	9,963,797	13,906,147	4/24/18	88,536	—
British Pound	BOFA	Sell	59,017,275	78,528,805	4/24/18	—	(4,364,100)
British Pound	BONY	Buy	3,500,000	4,960,722	4/24/18	—	(44,785)
British Pound	HSBK	Buy	530,528	746,543	4/24/18	—	(1,388)
British Pound	HSBK	Buy	10,362,414	14,538,716	4/24/18	15,847	—
British Pound	HSBK	Sell	263,178	374,639	4/24/18	4,991	—
British Pound	SSBT	Buy	19,351,294	27,084,433	4/24/18	95,489	—
British Pound	UBSW	Buy	14,446,387	20,178,332	4/24/18	112,387	—
British Pound	UBSW	Sell	11,352,995	15,032,841	4/24/18	—	(913,045)
Euro	HSBK	Sell	122,952,210	145,101,682	5/07/18	—	(6,596,722)
Euro	UBSW	Sell	122,952,209	145,075,615	5/07/18	—	(6,622,788)
Swiss Franc	UBSW	Sell	99,490,248	105,469,578	5/07/18	1,077,555	—
South Korean Won	HSBK	Buy	39,379,183,634	36,405,669	5/11/18	693,638	—
South Korean Won	HSBK	Sell	91,905,791,119	81,918,885	5/11/18	—	(4,665,977)
South Korean Won	UBSW	Sell	94,469,602,033	84,255,871	5/11/18	—	(4,744,370)
Euro	BOFA	Sell	72,538,066	86,561,422	5/21/18	—	(3,028,116)
Euro	HSBK	Sell	158,801	196,098	5/21/18	—	(32)
Euro	HSBK	Sell	1,900,569	2,351,812	5/21/18	4,477	—
Euro	SSBT	Sell	3,000,061	3,707,694	5/21/18	2,411	—
Euro	UBSW	Sell	2,020,071	2,497,632	5/21/18	2,704	—
Euro	UBSW	Sell	69,546,867	82,927,735	5/21/18	—	(2,967,465)
British Pound	BOFA	Buy	4,844,656	6,803,941	5/24/18	8,682	—
British Pound	BOFA	Buy	13,072,575	18,499,777	5/24/18	—	(116,939)
British Pound	BOFA	Sell	5,029,701	7,176,342	5/24/18	103,506	—
British Pound	BOFA	Sell	20,904,751	28,395,043	5/24/18	—	(1,001,510)
British Pound	BONY	Sell	8,208,971	11,429,384	5/24/18	—	(114,187)

|23

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	HSBK	Buy	6,992,846	$9,890,891	5/24/18	$	— $	(57,453)
British Pound	HSBK	Buy	33,307,269	46,630,192	5/24/18		206,956	—
British Pound	HSBK	Sell	37,027,473	50,179,168	5/24/18		—	(1,889,385)
British Pound	SSBT	Sell	146,174,584	195,782,817	5/24/18		—	(9,769,931)
British Pound	UBSW	Buy	5,000,000	7,074,205	5/24/18		—	(43,135)
British Pound	UBSW	Buy	24,008,533	33,581,700	5/24/18		179,436	—
Euro	BOFA	Sell	12,098,913	14,788,567	7/12/18		—	(218,316)
Euro	HSBK	Sell	162,077,939	196,724,433	7/12/18		—	(4,308,888)
Euro	SSBT	Sell	7,980,539	9,789,500	7/12/18		—	(109,160)
Euro	UBSW	Sell	154,282,615	187,201,355	7/12/18		—	(4,163,039)
British Pound	BOFA	Buy	21,832,675	30,359,123	7/16/18		416,399	—
British Pound	BOFA	Sell	6,063,173	8,726,308	7/16/18		179,606	—
British Pound	BOFA	Sell	25,011,052	34,694,645	7/16/18		—	(561,144)
British Pound	BONY	Sell	6,919,704	9,957,108	7/16/18		203,035	—
British Pound	HSBK	Buy	34,706,769	48,320,280	7/16/18		602,675	—
British Pound	HSBK	Sell	3,858,808	5,519,813	7/16/18		80,404	—
British Pound	HSBK	Sell	161,576,663	220,556,741	7/16/18		—	(7,203,089)
British Pound	SSBT	Sell	3,842,619	5,395,280	7/16/18		—	(21,309)
British Pound	UBSW	Buy	33,598,284	46,613,493	7/16/18		746,932	—
British Pound	UBSW	Sell	159,304,242	217,355,166	7/16/18		—	(7,201,440)
Euro	BONY	Sell	164,851,655	206,783,322	7/26/18		2,081,048	—
Euro	HSBK	Sell	164,851,656	206,766,838	7/26/18		2,064,563	—
South Korean Won	HSBK	Sell	50,659,717,341	47,173,228	8/10/18		—	(694,071)
South Korean Won	UBSW	Sell	197,040,112,866	184,786,168	8/10/18		—	(1,392,880)
British Pound	BOFA	Sell	1,245,610	1,767,627	8/14/18		9,680	—
British Pound	BONY	Sell	94,795,633	131,837,027	8/14/18		—	(1,949,478)
British Pound	UBSW	Sell	94,795,634	131,835,132	8/14/18		—	(1,951,374)
Euro	BONY	Sell	77,940,911	98,604,371	8/20/18		1,628,735	—
Euro	SSBT	Sell	77,940,911	98,573,819	8/20/18		1,598,183	—
Total Forward Exchange Contracts							$13,354,399	$(111,304,932)
Net unrealized appreciation (depreciation)								$(97,950,533)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|24

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2018 (unaudited)

Franklin Mutual International Fund

	Country	Shares	Value
Common Stocks 93.3%
Auto Components 3.0%
Cie Generale des Etablissements Michelin SCA	France	14,989	$2,214,217
Toyo Tire & Rubber Co. Ltd	Japan	239,251	4,124,668
			6,338,885
Automobiles 2.0%
Peugeot SA	France	176,908	4,261,108
Banks 10.1%
AIB Group PLC	Ireland	336,291	2,026,889
Barclays PLC	United Kingdom	797,953	2,311,990
[a] Credito Valtellinese SpA.	Italy	28,038,943	3,979,628
HSBC Holdings PLC	United Kingdom	235,534	2,198,999
Shinsei Bank Ltd	Japan	223,800	3,445,507
Societe Generale SA	France	65,741	3,576,792
Standard Chartered PLC	United Kingdom	366,605	3,666,011
			21,205,816
Beverages 3.3%
Coca-Cola Bottlers Japan Holdings Inc	Japan	165,515	6,845,513
Capital Markets 3.2%
Credit Suisse Group AG.	Switzerland	171,599	2,877,077
Deutsche Bank AG	Germany	136,731	1,907,971
[a] Guotai Junan Securities Co. Ltd	China	852,864	1,851,595
			6,636,643
Communications Equipment 1.5%
Nokia OYJ, A	Finland	356,803	1,971,602
Nokia OYJ, ADR	Finland	227,640	1,245,191
			3,216,793
Construction Materials 1.5%
LafargeHolcim Ltd., B	Switzerland	57,170	3,135,148
Consumer Finance 2.3%
[b] Hoist Finance AB, 144A	Sweden	199,040	1,829,896
[a] Qudian Inc., ADR	China	110,432	1,292,054
Sun Hung Kai & Co. Ltd	Hong Kong	2,877,748	1,792,910
			4,914,860
Diversified Financial Services 1.7%
Metro Pacific Investments Corp	Philippines	36,164,200	3,646,985
Diversified Telecommunication Services 3.1%
Hellenic Telecommunications Organization SA	Greece	269,294	3,642,984
Koninklijke KPN NV	Netherlands	969,692	2,911,506
			6,554,490
Electric Utilities 2.7%
Enel SpA	Italy	931,370	5,703,047
Equity Real Estate Investment Trusts (REITs) 1.0%
Hibernia REIT PLC	Ireland	1,180,943	2,100,992
Health Care Equipment & Supplies 2.5%
Koninklijke Philips NV	Netherlands	133,508	5,126,285

Quarterly Statement of Investments | See Notes to Statements of Investments. | 25

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure 3.7%
Accor SA	France	89,097	$4,813,500
Sands China Ltd	Hong Kong	546,000	2,935,634
			7,749,134
Household Durables 2.1%
[a] Cairn Homes PLC	Ireland	1,005,848	2,243,052
[a,b] Neinor Homes SA, 144A	Spain	115,583	2,173,085
			4,416,137
Independent Power & Renewable Electricity Producers 3.3%
China Longyuan Power Group Corp	China	9,019,000	6,917,539
Insurance 17.3%
Ageas	Belgium	89,259	4,614,406
ASR Nederland NV	Netherlands	119,838	5,126,283
China Pacific Insurance Group Co. Ltd., H	China	879,045	3,936,708
Direct Line Insurance Group PLC	United Kingdom	739,157	3,954,505
Lancashire Holdings Ltd	United Kingdom	388,658	3,162,891
NN Group NV	Netherlands	110,515	4,907,206
RSA Insurance Group PLC.	United Kingdom	389,405	3,442,157
[a] Sabre Insurance Group PLC.	United Kingdom	908,830	3,136,941
T&D Holdings Inc	Japan	248,433	3,947,482
			36,228,579
Internet Software & Services 3.4%
[a] Baidu Inc., ADR	China	16,131	3,600,278
Yahoo Japan Corp	Japan	734,600	3,414,976
			7,015,254
IT Services 2.1%
Cognizant Technology Solutions Corp., A	United States	26,680	2,147,740
Infosys Ltd	India	125,257	2,195,362
			4,343,102
Media 0.3%
Clear Media Ltd	Hong Kong	886,000	677,301
Metals & Mining 0.7%
thyssenkrupp AG	Germany	58,392	1,524,448
Oil, Gas & Consumable Fuels 8.3%
BP PLC	United Kingdom	566,355	3,808,373
Crescent Point Energy Corp	Canada	371,100	2,520,516
Husky Energy Inc	Canada	244,200	3,491,412
JXTG Holdings Inc	Japan	628,708	3,808,397
Royal Dutch Shell PLC, B	United Kingdom	117,500	3,753,959
			17,382,657
Pharmaceuticals 5.4%
GlaxoSmithKline PLC	United Kingdom	213,777	4,181,310
Novartis AG	Switzerland	57,144	4,629,281
Sanofi	France	31,929	2,569,960
			11,380,551
Specialty Retail 2.7%
[a] Dufry AG	Switzerland	22,459	2,947,199
Hornbach Holding AG & Co. KGaA	Germany	31,290	2,636,878
			5,584,077

|26

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals 1.6%
Samsung Electronics Co. Ltd	South Korea	1,424	$3,301,566
Thrifts & Mortgage Finance 1.3%
Indiabulls Housing Finance Ltd	India	139,156	2,668,241
Trading Companies & Distributors 1.5%
Rexel SA	France	180,233	3,053,271
Wireless Telecommunication Services 1.7%
Vodafone Group PLC.	United Kingdom	1,324,860	3,610,377
Total Common Stocks (Cost $177,033,656)			195,538,799
Preferred Stocks 3.7%
Auto Components 1.0%
[c] Schaeffler AG, 3.989%, pfd	Germany	133,577	2,062,929
Automobiles 2.7%
[c] Volkswagen AG, 1.276%, pfd	Germany	28,352	5,637,178
Total Preferred Stocks (Cost $6,559,548)			7,700,107
Total Investments before Short Term Investments
(Cost $183,593,204)			203,238,906

		Principal
		Amount
Short Term Investments 3.4%
U.S. Government and Agency Securities 3.4%
[d] FHLB, 4/02/18	United States $ 1,700,000		1,700,000
[d] U.S. Treasury Bill,
6/21/18 - 7/05/18	United States	1,396,000	1,390,347
[e] 7/12/18 - 8/09/18	United States	4,000,000	3,977,368
Total U.S. Government and Agency Securities
(Cost $7,069,721)			7,067,715
Total Investments (Cost $190,662,925) 100.4%			210,306,621
Other Assets, less Liabilities (0.4)%			(809,685)
Net Assets 100.0%			$209,496,936

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $4,002,981, representing 1.9% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dThe security was issued on a discount basis with no stated coupon rate.
eA portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2018, the aggregate value of these securities pledged amounted to $2,927,154, representing 1.4% of net assets.

|27

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD			Short	137	$21,163,931	6/18/18	$110,397
GBP/USD			Short	68	5,974,650	6/18/18	(65,479)
Total Futures Contracts.							$44,918

*As of period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Philippine Peso	BONY	Buy	12,824,496	$244,786	4/06/18	$766	$—
Philippine Peso	BONY	Buy	19,000,000	364,376	4/06/18	—	(581)
Philippine Peso	BONY	Sell	221,686,546	4,276,361	4/06/18	31,696	—
Euro	BOFA	Buy	94,198	115,983	4/10/18	12	—
Euro	BOFA	Buy	375,961	465,249	4/10/18	—	(2,290)
Euro	BOFA	Sell	723,464	859,848	4/10/18	—	(31,028)
Euro	BONY	Buy	420,427	521,200	4/10/18	—	(3,485)
Euro	HSBK	Buy	215,005	266,491	4/10/18	—	(1,732)
Euro	HSBK	Sell	338,000	400,456	4/10/18	—	(15,758)
Euro	UBSW	Buy	182,129	225,707	4/10/18	—	(1,432)
Euro	UBSW	Sell	338,000	400,527	4/10/18	—	(15,687)
Euro	BOFA	Sell	34,144	40,734	4/18/18	—	(1,335)
Euro	SSBT	Sell	34,144	40,733	4/18/18	—	(1,336)
Euro	UBSW	Sell	34,143	40,739	4/18/18	—	(1,329)
Japanese Yen	UBSW	Sell	1,848,973,747	17,452,863	4/20/18	52,062	—
British Pound	BOFA	Buy	215,549	304,818	4/24/18	—	(2,067)
British Pound	BOFA	Buy	1,771,992	2,476,396	4/24/18	12,461	—
British Pound	BOFA	Sell	3,513,813	4,666,418	4/24/18	—	(268,919)
British Pound	BONY	Buy	581,947	810,416	4/24/18	6,958	—
British Pound	HSBK	Buy	184,590	260,785	4/24/18	—	(1,519)
British Pound	HSBK	Sell	2,695,364	3,570,765	4/24/18	—	(215,018)
British Pound	UBSW	Buy	100,000	141,318	4/24/18	—	(863)
British Pound	UBSW	Buy	605,816	835,886	4/24/18	15,014	—
British Pound	UBSW	Sell	1,597,184	2,115,151	4/24/18	—	(128,179)
Swedish Krona	BONY	Buy	890,297	110,664	4/30/18	—	(3,894)
Swedish Krona	HSBK	Buy	780,238	99,706	4/30/18	—	(6,135)
Swedish Krona	SSBT	Buy	4,119,797	519,036	4/30/18	—	(24,968)
Swedish Krona	SSBT	Sell	163,511	20,085	4/30/18	476	—
Swedish Krona	UBSW	Sell	21,215,932	2,720,544	4/30/18	176,213	—
Euro	BOFA	Buy	197,255	245,273	5/07/18	—	(1,900)
Euro	BONY	Buy	1,887,939	2,349,296	5/07/18	—	(19,958)
Euro	HSBK	Sell	9,306	11,676	5/07/18	195	—

|28

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	HSBK	Sell	3,337,342	$3,945,376	5/07/18	$—	$(172,235)
Euro	SSBT	Buy	488,666	608,129	5/07/18	—	(5,213)
Euro	SSBT	Sell	254,641	314,207	5/07/18	31	—
Euro	UBSW	Buy	200,186	248,703	5/07/18	—	(1,714)
Euro	UBSW	Sell	18,556	23,283	5/07/18	388	—
Euro	UBSW	Sell	3,210,023	3,787,619	5/07/18	—	(172,907)
Swiss Franc	HSBK	Buy	156,500	166,041	5/07/18	—	(1,830)
Swiss Franc	UBSW	Buy	37,000	38,895	5/07/18	—	(72)
Swiss Franc	UBSW	Sell	2,942,448	3,119,776	5/07/18	32,357	—
South Korean Won	HSBK	Sell	629,004,316	584,802	5/11/18	—	(7,785)
South Korean Won	UBSW	Sell	2,823,946,484	2,606,830	5/11/18	—	(53,623)
Euro	BOFA	Sell	6,624,836	7,899,116	5/21/18	—	(283,016)
Euro	HSBK	Sell	70,748	87,364	5/21/18	—	(14)
Euro	HSBK	Sell	192,377	238,052	5/21/18	453	—
Euro	SSBT	Sell	534,528	660,609	5/21/18	430	—
Euro	SSBT	Sell	935,918	1,118,261	5/21/18	—	(37,663)
Euro	UBSW	Sell	204,474	252,813	5/21/18	274	—
Euro	UBSW	Sell	6,809,584	8,119,354	5/21/18	—	(290,954)
British Pound	BOFA	Sell	652,894	883,146	5/24/18	—	(34,963)
British Pound	BONY	Sell	34,196	47,611	5/24/18	—	(476)
British Pound	HSBK	Sell	629,803	853,694	5/24/18	—	(31,943)
British Pound	SSBT	Sell	4,475,537	5,974,303	5/24/18	—	(319,259)
British Pound	UBSW	Sell	1,673,400	2,258,971	5/24/18	—	(94,188)
Euro	HSBK	Sell	10,097,025	12,250,368	7/12/18	—	(273,475)
Euro	UBSW	Sell	10,097,026	12,250,873	7/12/18	—	(272,970)
British Pound	BOFA	Sell	115,405	166,095	7/16/18	3,418	—
British Pound	BOFA	Sell	216,318	299,023	7/16/18	—	(5,900)
British Pound	BONY	Sell	19,162	27,573	7/16/18	562	—
British Pound	HSBK	Sell	53,881	77,075	7/16/18	1,123	—
British Pound	HSBK	Sell	2,335,110	3,184,827	7/16/18	—	(106,763)
British Pound	SSBT	Sell	75,975	106,613	7/16/18	—	(482)
British Pound	UBSW	Sell	2,312,705	3,153,199	7/16/18	—	(106,809)
Euro	BONY	Sell	4,683,042	5,874,221	7/26/18	59,118	—
Euro	HSBK	Sell	4,683,041	5,873,751	7/26/18	58,649	—
British Pound	BONY	Sell	2,483,632	3,454,112	8/14/18	—	(51,076)
British Pound	UBSW	Sell	2,483,633	3,454,062	8/14/18	—	(51,126)
Euro	BOFA	Sell	2,300,000	2,871,973	8/20/18	10,267	—
Total Forward Exchange Contracts						$462,923	$(3,125,869)
Net unrealized appreciation (depreciation)							$(2,662,946)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|29

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2018 (unaudited)
Franklin Mutual Quest Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 60.5%
Auto Components 0.9%
The Goodyear Tire & Rubber Co	United States	1,291,372	$34,324,668
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	2,548,299	105,894
[a,b,c] International Automotive Components Group North America LLC	United States	19,924,658	9,773,563
			44,204,125
Automobiles 2.0%
Peugeot SA	France	4,111,080	99,021,843
Banks 3.8%
BB&T Corp	United States	429,077	22,329,167
CIT Group Inc	United States	809,308	41,679,362
Citizens Financial Group Inc	United States	780,750	32,775,885
Guaranty Bancorp	United States	347,127	9,841,050
SunTrust Banks Inc	United States	493,567	33,582,299
Wells Fargo & Co	United States	915,124	47,961,649
			188,169,412
Chemicals 0.4%
[d] Advanced Emissions Solutions Inc	United States	1,724,209	19,690,467
[a,b,e] Dow Corning Corp., Contingent Distribution.	United States	12,089,194	—
			19,690,467
Communications Equipment 3.5%
[a,b,c] Sorenson Communications LLC, Membership Interests	United States	224,279	173,816,146
Consumer Finance 1.3%
Ally Financial Inc	United States	24	652
Capital One Financial Corp	United States	698,300	66,911,106
			66,911,758
Diversified Consumer Services 0.1%
[a,b] Affinion Group Inc., wts., 11/10/22	United States	549,716	5,804,412
Diversified Financial Services 1.6%
Voya Financial Inc	United States	1,628,800	82,254,400
Diversified Telecommunication Services 1.7%
Koninklijke KPN NV	Netherlands	28,618,114	85,926,052
Electric Utilities 0.5%
PG&E Corp	United States	618,600	27,175,098
Energy Equipment & Services 0.0%†
[a] Gulfmark Offshore Inc	United States	158	4,582
[a] GulfMark Offshore Inc., wts., 11/14/24	United States	1,712	1,883
			6,465
Equity Real Estate Investment Trusts (REITs) 1.9%
VICI Properties Inc	United States	206,290	3,779,233
Vornado Realty Trust	United States	1,391,563	93,652,190
			97,431,423
Food & Staples Retailing 0.5%
[a] Rite Aid Corp	United States	15,422,700	25,910,136
Health Care Equipment & Supplies 2.0%
Medtronic PLC	United States	1,245,243	99,893,393
Independent Power & Renewable Electricity Producers 1.0%
[a] Vistra Energy Corp	United States	2,433,367	50,687,035

Quarterly Statement of Investments | See Notes to Statements of Investments. | 30

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Industrial Conglomerates 1.1%
General Electric Co	United States	4,027,000	$54,283,960
Insurance 5.9%
Ageas.	Belgium	527,660	27,278,342
American International Group Inc	United States	395,586	21,527,790
ASR Nederland NV	Netherlands	2,800,648	119,802,688
The Hartford Financial Services Group Inc	United States	1,965,890	101,282,653
RSA Insurance Group PLC	United Kingdom	2,630,267	23,250,323
			293,141,796
Internet Software & Services 1.1%
[a] Baidu Inc., ADR	China	244,769	54,629,993
IT Services 1.0%
Infosys Ltd., ADR	India	2,791,311	49,824,901
Media 7.3%
Comcast Corp., A.	United States	2,059,900	70,386,783
[a] DISH Network Corp., A	United States	460,500	17,448,345
[a,d] Lee Enterprises Inc./IA	United States	4,824,268	9,407,323
[a,b,c,d] Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	342,457
[d] New Media Investment Group Inc	United States	4,765,080	81,673,471
Sky PLC	United Kingdom	3,948,759	71,888,034
Time Warner Inc	United States	607,220	57,430,867
The Walt Disney Co	United States	543,800	54,619,272
			363,196,552
Metals & Mining 0.2%
Warrior Met Coal Inc	United States	431,052	12,073,767
Oil, Gas & Consumable Fuels 8.2%
BP PLC.	United Kingdom	13,916,288	93,578,082
Crescent Point Energy Corp	Canada	8,512,600	57,817,698
JXTG Holdings Inc	Japan	15,844,655	95,978,962
Kinder Morgan Inc	United States	2,458,870	37,030,582
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	3,899,615	123,884,561
			408,289,885
Pharmaceuticals 7.9%
Eli Lilly & Co	United States	979,247	75,764,340
GlaxoSmithKline PLC	United Kingdom	4,970,464	97,218,366
Merck & Co. Inc	United States	1,455,970	79,306,686
Novartis AG, ADR	Switzerland	1,423,506	115,090,460
Teva Pharmaceutical Industries Ltd., ADR.	Israel	1,597,910	27,308,282
			394,688,134
Software 2.5%
[a] Avaya Holdings Corp	United States	773,313	17,322,211
[a] Avaya Holdings Corp., wts., 12/15/22	United States	338,090	1,859,495
[a] Check Point Software Technologies Ltd	Israel	846,738	84,114,953
Symantec Corp	United States	861,457	22,268,664
			125,565,323
Tobacco 1.5%
British American Tobacco PLC	United Kingdom	1,250,000	72,452,574

|31

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Wireless Telecommunication Services 2.6%
Vodafone Group PLC	United Kingdom	47,816,110	$130,303,716
Total Common Stocks and Other Equity Interests
(Cost $2,705,113,469)			3,025,352,766

Convertible Preferred Stocks (Cost $86,875,211) 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	104,000	34,228,480
Preferred Stocks 1.3%
Automobiles 0.4%
[f] Volkswagen AG, 1.276%, pfd	Germany	108,674	21,607,458
Technology Hardware, Storage & Peripherals 0.9%
[f] Samsung Electronics Co. Ltd., 3.142%, pfd	South Korea	23,596	45,348,922
Total Preferred Stocks (Cost $35,907,015)			66,956,380

		Principal
		Amount*

Corporate Notes and Senior Floating Rate Interests 18.3%
Affinion Group Inc.,
[g,h] senior note., 144A, PIK, 14.00%, 11/10/22	United States $ 85,578,503		75,146,552
[i] Term Loans, 9.561%, (LIBOR + 7.75%), 5/10/22	United States	74,250,000	77,127,187
Belk Inc.,
[i] Closing Date Term Loan, 6.458%, (LIBOR + 4.75%), 12/12/22	United States	7,165,673	6,237,977
second lien Term Loan, 10.50%, 6/12/23	United States	25,000,000	22,375,000
[i] Bluestem Brands Inc., Initial Term Loan, 9.272% - 9.377%, (LIBOR + 7.50%),
11/09/20	United States	67,498,359	47,586,343
[i] Cumulus Media Holdings Inc., Term Loans, 5.14%, (LIBOR + 3.25%), 12/23/20	United States	19,175,110	16,418,688
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22.	United States	77,063,000	64,835,414
senior note, 11.00%, 9/15/25.	United States	41,812,000	31,541,928
[d] Lee Enterprises Inc.,
Second Lien Term Loan, 12.00%, 12/15/22.	United States	53,727,140	55,876,225
[g] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	99,050,000	104,002,500
[d,i] New Media Holdings II LLC, Fourth Amendment Replacement Term Loans,
8.127%, (LIBOR + 6.25%), 7/14/22.	United States	110,726,662	111,487,908
Sorenson Communications LLC,
[i] Initial Term Loan, 8.06%, (LIBOR + 5.75%), 4/30/20	United States	140,263,819	141,228,133
[g,h] secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,671,937	98,170,352
[g,h] Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.85%, 10/31/21	United States	20,117,561	20,721,088
[i] Toys R US-Delaware Inc., (DIP), 10.637%, (LIBOR + 8.75%), 1/18/19	United States	41,186,602	41,289,568
Total Corporate Notes and Senior Floating Rate Interests
(Cost $918,314,917)			914,044,863

Corporate Notes and Senior Floating Rate Interests in
Reorganization 2.9%
[b,c,j] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272	—
[j] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	72,867,000	58,202,516
[i] Tranche D Term Loan, 8.443%, (LIBOR + 6.75%), 1/30/19	United States	46,662,631	37,001,367
[i] Tranche E Term Loan, 9.193%, (LIBOR + 7.50%), 7/30/19	United States	14,995,598	11,858,444

|32

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
			Principal
		Country	Amount*	Value

Corporate Notes and Senior Floating Rate Interests in
Reorganization (continued)
[b,c,j] Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17		Canada $ 17,873,000		$10,051,362
[i,j] Toys R US-Delaware Inc., Term B-4 Loan, 10.067%, (LIBOR + 8.75%), 4/24/20		United States	73,423,169	28,792,529
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $211,949,014)				145,906,218

			Shares

Companies in Liquidation 0.3%
[a,b,e] Avaya Holdings Corp., Contingent Distribution		United States	82,902,380	—
[a,b,e] Avaya Inc., Contingent Distribution		United States	60,987,607	—
[a,b,c] CB FIM Coinvestors LLC		United States	1,439,821	—
[a,b,c] FIM Coinvestor Holdings I, LLC		United States	17,934,688	—
[a,k] Lehman Brothers Holdings Inc., Bankruptcy Claim		United States	459,471,220	10,262,290
[a,b,e] NewPage Corp., Litigation Trust, Contingent Distribution		United States	723,000	—
[a,e] Nortel Networks Corp., Contingent Distribution		Canada	31,192,000	1,091,720
[a,e] Nortel Networks Ltd., Contingent Distribution.		Canada	20,912,000	522,800
[a,b,e] Tribune Media, Litigation Trust, Contingent Distribution		United States	1,534,137	—
[a,e] Vistra Energy Corp., Litigation Trust, Contingent Distribution		United States	144,840,133	1,448,401
[a] Vistra Energy Corp., Litigation Trust, TRA		United States	2,433,367	1,581,689
Total Companies in Liquidation (Cost $45,688,934)				14,906,900
Total Investments before Short Term Investments
(Cost $4,003,848,560)				4,201,395,607

			Principal
			Amount*

Short Term Investments 15.5%
U.S. Government and Agency Securities 15.5%
[l] FHLB, 4/02/18		United States $ 69,300,000		69,300,000
[l] U.S. Treasury Bill,
4/12/18	.	United States	80,000,000	79,963,757
[m] 4/26/18	.	United States	50,000,000	49,947,000
4/05/18 - 9/13/18		United States	415,000,000	413,205,667
9/20/18	.	United States	56,000,000	55,502,247
9/27/18	.	United States	110,000,000	108,981,568
Total U.S. Government and Agency Securities
(Cost $776,943,359)				776,900,239
Total Investments (Cost $4,780,791,919) 99.5%				4,978,295,846
Other Assets, less Liabilities 0.5%				24,477,255
Net Assets 100.0%				$5,002,773,101

|33

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 6 regarding holdings of 5% voting securities.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fVariable rate security. The rate shown represents the yield at period end.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $298,040,492, representing 6.0% of net assets.
hIncome may be received in additional securities and/or cash.
iThe coupon rate shown represents the rate at period end.
jDefaulted security or security for which income has been deemed uncollectible.
kBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
lThe security was issued on a discount basis with no stated coupon rate.
mA portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2018, the value of this security pledged amounted to
$12,344,901, representing 0.2% of net assets.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.	Short	814	$125,747,737	6/18/18	$641,731
GBP/USD.	Short	955	83,908,688	6/18/18	(877,713)
Total Futures Contracts.					$(235,982)

*As of period end.

|34

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	10,693,519	$13,227,872	4/10/18	$—	$(59,845)
Euro	BONY	Buy	1,349,342	1,664,690	4/10/18	—	(3,106)
Euro	HSBK	Buy	1,463,232	1,805,917	4/10/18	—	(4,090)
Euro	HSBK	Sell	4,510,583	5,329,255	4/10/18	—	(225,089)
Euro	SSBT	Buy	8,139	10,080	4/10/18	—	(57)
Euro	SSBT	Sell	2,765,000	3,285,315	4/10/18	—	(119,513)
Euro	UBSW	Buy	179,706	222,234	4/10/18	—	(944)
Euro	UBSW	Sell	6,953,239	8,200,290	4/10/18	—	(361,946)
Euro	BOFA	Buy	545,400	671,606	4/18/18	385	—
Euro	BOFA	Sell	2,737,169	3,265,484	4/18/18	—	(106,997)
Euro	HSBK	Buy	545,400	669,967	4/18/18	2,023	—
Euro	HSBK	Buy	636,435	787,073	4/18/18	—	(2,918)
Euro	SSBT	Sell	2,737,170	3,265,403	4/18/18	—	(107,079)
Euro	UBSW	Sell	2,737,170	3,265,964	4/18/18	—	(106,518)
British Pound	BOFA	Sell	19,885,025	26,458,194	4/24/18	—	(1,471,383)
British Pound	SSBT	Sell	3,871,613	5,112,411	4/24/18	—	(325,475)
British Pound	UBSW	Sell	5,153,536	6,826,504	4/24/18	—	(411,912)
Euro	HSBK	Sell	37,198	46,672	5/07/18	777	—
Euro	HSBK	Sell	16,339,709	19,360,998	5/07/18	—	(798,932)
Euro	SSBT	Sell	2,901,791	3,580,578	5/07/18	349	—
Euro	UBSW	Sell	74,174	93,068	5/07/18	1,553	—
Euro	UBSW	Sell	14,888,812	17,567,830	5/07/18	—	(801,982)
South Korean Won	HSBK	Buy	3,738,550,627	3,456,649	5/11/18	65,456	—
South Korean Won	HSBK	Sell	20,419,930,753	18,184,221	5/11/18	—	(1,053,488)
South Korean Won	UBSW	Sell	11,325,700,303	10,101,293	5/11/18	—	(568,700)
Euro	BOFA	Sell	10,023,949	11,945,740	5/21/18	—	(434,531)
Euro	HSBK	Sell	759,399	937,757	5/21/18	—	(154)
Euro	SSBT	Sell	732,918	905,794	5/21/18	589	—
Euro	UBSW	Sell	10,783,348	12,880,886	5/21/18	—	(437,296)
British Pound	BOFA	Sell	4,078,206	5,507,646	5/24/18	—	(227,186)
British Pound	HSBK	Sell	4,909,467	6,633,355	5/24/18	—	(270,406)
British Pound	SSBT	Sell	44,415,623	59,238,670	5/24/18	—	(3,219,201)
Euro	BOFA	Sell	61,719	75,035	7/12/18	—	(1,518)
Euro	HSBK	Sell	19,625,185	23,810,783	7/12/18	—	(531,309)
Euro	SSBT	Sell	62,728	76,037	7/12/18	—	(1,768)
Euro	UBSW	Sell	19,563,466	23,736,647	7/12/18	—	(528,892)
Euro	BONY	Sell	9,763,014	12,246,335	7/26/18	123,246	—
Euro	HSBK	Sell	9,763,014	12,245,358	7/26/18	122,270	—
South Korean Won	HSBK	Sell	18,261,136,171	16,927,134	8/10/18	—	(327,428)
South Korean Won	UBSW	Sell	1,277,723,400	1,188,856	8/10/18	—	(18,438)
British Pound	BOFA	Sell	1,553,370	2,150,986	8/14/18	—	(41,309)
British Pound	BOFA	Sell	14,071,971	20,069,693	8/14/18	209,709	—
British Pound	BONY	Sell	6,608,816	9,191,211	8/14/18	—	(135,911)
British Pound	HSBK	Sell	5,823,113	8,157,585	8/14/18	—	(60,662)
British Pound	UBSW	Sell	2,801,050	3,971,595	8/14/18	18,431	—
British Pound	UBSW	Sell	6,608,817	9,191,079	8/14/18	—	(136,043)
Euro	BONY	Sell	36,209,886	45,809,742	8/20/18	756,680	—

|35

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
Forward Exchange Contracts (continued)
			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	SSBT Sell	36,209,887	$45,795,549	8/20/18	$742,486	$—
Total Forward Exchange Contracts					$2,043,954	$(12,902,026)
Net unrealized appreciation (depreciation)						$(10,858,072)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 55.

|36

	FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2018 (unaudited)
Franklin Mutual Shares Fund
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 90.0%
Aerospace & Defense 0.9%
BAE Systems PLC	United Kingdom	15,885,498	$129,587,906
Auto Components 0.7%
The Goodyear Tire & Rubber Co	United States	2,382,274	63,320,843
[a,b,c,d] International Automotive Components Group Brazil LLC	Brazil	7,234,813	300,643
[a,b,c,d] International Automotive Components Group North America LLC.	United States	63,079,866	30,942,314
			94,563,800
Automobiles 1.1%
General Motors Co	United States	4,507,470	163,801,460
Banks 10.2%
Barclays PLC	United Kingdom	38,190,870	110,654,280
CIT Group Inc	United States	2,759,673	142,123,160
Citigroup Inc	United States	3,362,406	226,962,405
Citizens Financial Group Inc	United States	6,757,671	283,687,029
Columbia Banking System Inc	United States	88,096	3,695,627
[a] FCB Financial Holdings Inc., A.	United States	1,647,570	84,190,827
Guaranty Bancorp	United States	1,146,366	32,499,476
JPMorgan Chase & Co	United States	2,748,790	302,284,436
State Bank Financial Corp	United States	1,467,000	44,024,670
Wells Fargo & Co	United States	5,171,930	271,060,851
			1,501,182,761
Beverages 0.9%
PepsiCo Inc	United States	1,185,449	129,391,758
Building Products 0.7%
Johnson Controls International PLC	United States	2,901,100	102,234,764
Chemicals 1.2%
[a,c,e] Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Monsanto Co	United States	1,483,490	173,108,448
			173,108,448
Communications Equipment 3.1%
Cisco Systems Inc	United States	7,313,860	313,691,455
Nokia OYJ, A	Finland	13,670,039	75,537,137
Nokia OYJ, ADR	Finland	10,897,776	59,610,835
			448,839,427
Construction & Engineering 0.9%
Chicago Bridge & Iron Co. NV	United States	1,361,999	19,612,785
Fluor Corp	United States	1,928,727	110,361,759
			129,974,544
Construction Materials 0.7%
LafargeHolcim Ltd., B	Switzerland	1,946,175	106,726,384
Consumer Finance 1.7%
Ally Financial Inc	United States	2,870,838	77,943,252
Capital One Financial Corp	United States	1,763,405	168,969,467
			246,912,719

Quarterly Statement of Investments | See Notes to Statements of Investments. | 37

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Containers & Packaging 1.7%
International Paper Co	United States	3,276,637	$175,070,715
WestRock Co	United States	1,125,212	72,204,854
			247,275,569
Diversified Financial Services 1.2%
Voya Financial Inc	United States	3,413,030	172,358,015
Diversified Telecommunication Services 0.6%
Koninklijke KPN NV	Netherlands	30,410,640	91,308,121
Electric Utilities 0.6%
PG&E Corp	United States	1,882,490	82,697,786
Electrical Equipment 1.4%
[a] Sensata Technologies Holding PLC	United States	4,067,870	210,837,702
Energy Equipment & Services 1.0%
Baker Hughes a GE Co., A	United States	3,663,252	101,728,508
[a] Gulfmark Offshore Inc	United States	464	13,456
[a] GulfMark Offshore Inc., wts., 11/14/24	United States	5,020	5,522
[a] McDermott International Inc	United States	6,254,300	38,088,687
			139,836,173
Equity Real Estate Investment Trusts (REITs) 2.0%
[b] Alexander’s Inc	United States	326,675	124,538,310
JBG SMITH Properties	United States	719,061	24,239,546
VICI Properties Inc	United States	315,967	5,788,515
Vornado Realty Trust	United States	2,036,522	137,057,931
			291,624,302
Food & Staples Retailing 3.7%
CVS Health Corp	United States	3,015,915	187,620,072
The Kroger Co	United States	8,225,486	196,918,135
[a] Rite Aid Corp	United States	8,729,840	14,666,131
Walgreens Boots Alliance Inc	United States	2,283,129	149,476,456
			548,680,794
Health Care Equipment & Supplies 3.5%
Medtronic PLC	United States	5,800,058	465,280,653
Stryker Corp	United States	301,335	48,490,828
			513,771,481
Household Products 0.7%
Energizer Holdings Inc	United States	1,787,933	106,525,048
Independent Power & Renewable Electricity Producers 0.7%
[a] Vistra Energy Corp	United States	4,927,428	102,638,325
Industrial Conglomerates 1.9%
General Electric Co	United States	20,369,800	274,584,904
Insurance 7.1%
Alleghany Corp	United States	377,389	231,882,897
American International Group Inc	United States	5,079,039	276,401,302
Chubb Ltd	United States	1,169,358	159,933,094
The Hartford Financial Services Group Inc	United States	2,286,099	117,779,820
MetLife Inc	United States	3,551,930	162,998,068

|38

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Insurance (continued)
XL Group Ltd	Bermuda	1,538,976	$85,043,814
			1,034,038,995
IT Services 1.6%
Cognizant Technology Solutions Corp., A	United States	2,992,250	240,876,125
Machinery 0.8%
CNH Industrial NV	United Kingdom	4,351,332	53,771,416
CNH Industrial NV, special voting	United Kingdom	5,296,616	65,452,726
			119,224,142
Media 9.5%
[a] Charter Communications Inc., A	United States	865,529	269,369,935
Comcast Corp., A	United States	5,111,400	174,656,538
[a] DISH Network Corp., A	United States	2,879,437	109,101,868
Sky PLC	United Kingdom	12,288,476	223,714,432
Time Warner Inc	United States	3,673,058	347,397,826
The Walt Disney Co	United States	2,716,200	272,815,128
			1,397,055,727
Metals & Mining 0.9%
thyssenkrupp AG	Germany	3,973,743	103,743,059
Warrior Met Coal Inc	United States	1,156,279	32,387,375
			136,130,434
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp	United States	3,948,180	238,509,554
BP PLC	United Kingdom	15,851,497	106,591,117
Kinder Morgan Inc	United States	11,533,040	173,687,582
Marathon Oil Corp	United States	10,059,014	162,251,896
Plains All American Pipeline LP	United States	3,862,400	85,088,672
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	5,502,763	174,814,021
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	3,716,893	116,480,876
The Williams Cos. Inc	United States	6,351,184	157,890,434
			1,215,314,152
Pharmaceuticals 7.4%
Eli Lilly & Co	United States	4,632,255	358,397,569
Merck & Co. Inc	United States	7,597,210	413,820,029
Novartis AG, ADR	Switzerland	3,798,680	307,123,278
			1,079,340,876
Professional Services 0.5%
RELX PLC.	United Kingdom	3,388,949	69,661,251
Software 5.9%
[a] Avaya Holdings Corp	United States	1,496,314	33,517,434
[a] Avaya Holdings Corp., wts., 12/15/22	United States	276,741	1,522,076
CA Inc	United States	5,174,940	175,430,466
[a] Dell Technologies Inc., V	United States	720,878	52,775,478
Microsoft Corp	United States	3,934,885	359,136,954
Symantec Corp	United States	9,445,251	244,159,738
			866,542,146

|39

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals 2.6%
Hewlett Packard Enterprise Co	United States	7,491,354	$131,398,349
Samsung Electronics Co. Ltd	South Korea	110,421	256,012,814
			387,411,163
Tobacco 3.8%
Altria Group Inc	United States	2,351,460	146,542,987
British American Tobacco PLC	United Kingdom	4,377,848	253,749,084
British American Tobacco PLC, ADR.	United Kingdom	1,655,688	95,516,641
Imperial Brands PLC.	United Kingdom	1,751,865	59,632,092
			555,440,804
Wireless Telecommunication Services 0.5%
Vodafone Group PLC	United Kingdom	29,287,025	79,810,093
Total Common Stocks and Other Equity Interests
(Cost $10,213,699,323)			13,189,308,099

Management Investment Companies (Cost $78,163,804) 0.6%
Diversified Financial Services 0.6%
[a] Altaba Inc	United States	1,192,700	88,307,508

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 1.7%
[f] Belk Inc., Closing Date Term Loan, 6.458%, (LIBOR + 4.75%), 12/12/22	United States $ 20,533,462		17,875,118
[f] Cumulus Media Holdings Inc., Term Loans, 5.14%, (LIBOR + 3.25%), 12/23/20	United States	56,795,526	48,631,169
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	82,365,000	69,296,145
senior note, 11.00%, 9/15/25	United States	93,006,000	70,161,401
[f] Toys R US-Delaware Inc., (DIP), 10.637%, (LIBOR + 8.75%), 1/18/19	United States	42,205,955	42,311,470
Total Corporate Notes and Senior Floating Rate Interests
(Cost $266,011,150)			248,275,303

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.3%
[c,d,g] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	19,594	—
[g] iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000	59,343,131
[f] Tranche D Term Loan, 8.443%, (LIBOR + 6.75%), 1/30/19	United States	94,620,527	75,029,820
[f] Tranche E Term Loan, 9.193%, (LIBOR + 7.50%), 7/30/19	United States	30,412,812	24,050,300
[f,g] Toys R US-Delaware Inc., Term B-4 Loan, 10.067%, (LIBOR + 8.75%), 4/24/20	United States	77,193,103	30,270,889
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $268,671,472)			188,694,140

		Shares

Companies in Liquidation 0.1%
[a,c,e] Avaya Holdings Corp., Contingent Distribution	United States	67,859,000	—
[a,c,e] Avaya Inc., Contingent Distribution	United States	131,491,378	—
[a,b,c,d] CB FIM Coinvestors LLC	United States	43,105,703	—
[a,c,d] FIM Coinvestor Holdings I, LLC	United States	53,924,666	—

|40

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
	Country	Shares	Value
Companies in Liquidation (continued)
[a,h] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670	$9,391,436
[a,c,e] Tribune Media, Litigation Trust, Contingent Distribution	United States	1,006,784	—
[a,e] Vistra Energy Corp., Litigation Trust, Contingent Distribution	United States	292,849,556	2,928,496
Vistra Energy Corp., Litigation Trust, TRA	United States	4,927,428	3,202,828
Total Companies in Liquidation (Cost $52,132,756)			15,522,760
Total Investments before Short Term Investments
(Cost $10,878,678,505)			13,730,107,810

		Principal
		Amount
Short Term Investments 6.2%
U.S. Government and Agency Securities 6.2%
[i] FHLB, 4/02/18	United States $ 67,200,000		67,200,000
[i] U.S. Treasury Bill,
[j] 4/19/18 - 7/12/18	United States	195,000,000	194,602,657
4/05/18 - 9/27/18	United States	652,500,000	649,274,157
Total U.S. Government and Agency Securities
(Cost $911,162,766)			911,076,814
Total Investments (Cost $11,789,841,271) 99.9%			14,641,184,624
Securities Sold Short (0.7)%.			(98,436,611)
Other Assets, less Liabilities 0.8%			116,869,090
Net Assets 100.0%.			$14,659,617,103

		Shares
Securities Sold Short (0.7)%
Common Stocks (0.7)%
Diversified Telecommunication Services (0.1)%
AT&T Inc	United States	550,622	(19,629,674)
Internet Software & Services (0.6)%
Alibaba Group Holding Ltd., ADR	China	429,372	(78,806,937)
Total Securities Sold Short (Proceeds $96,405,190)			$(98,436,611)

aNon-income producing.
bSee Note 6 regarding holdings of 5% voting securities.
cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
dSee Note 5 regarding restricted securities.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fThe coupon rate shown represents the rate at period end.
gDefaulted security or security for which income has been deemed uncollectible.
hBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent the amount of allowed unsecured claims.
iThe security was issued on a discount basis with no stated coupon rate.
jA portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2018, the aggregate value of these securities pledged amounted to $89,869,272, representing 0.6% of net assets.

|41

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.			Short	1,549	$239,291,456	6/18/18	$1,124,047
GBP/USD.			Short	3,891	341,872,988	6/18/18	(3,073,839)
Total Futures Contracts.							$(1,949,792)

*As of period end.

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	2,397,339	$2,950,408	4/10/18	$1,682	$—
Euro	BOFA	Buy	3,467,500	4,305,986	4/10/18	—	(36,098)
Euro	BONY	Buy	1,277,041	1,574,854	4/10/18	—	(2,302)
Euro	HSBK	Buy	4,436,749	5,451,785	4/10/18	11,639	—
Euro	HSBK	Buy	11,235,354	13,929,407	4/10/18	—	(94,161)
Euro	HSBK	Sell	17,330,559	20,532,900	4/10/18	—	(807,996)
Euro	SSBT	Buy	2,006,837	2,485,771	4/10/18	—	(14,547)
Euro	UBSW	Buy	6,023,383	7,466,160	4/10/18	—	(48,952)
Euro	UBSW	Sell	17,330,559	20,536,539	4/10/18	—	(804,356)
Euro	BOFA	Sell	9,350,050	11,154,750	4/18/18	—	(365,497)
Euro	SSBT	Sell	9,350,050	11,154,469	4/18/18	—	(365,777)
Euro	UBSW	Sell	9,350,050	11,156,386	4/18/18	—	(363,861)
British Pound	BOFA	Buy	5,091,376	7,078,806	4/24/18	72,303	—
British Pound	BOFA	Sell	109,616,137	145,362,939	4/24/18	—	(8,598,760)
British Pound	HSBK	Buy	970,179	1,365,362	4/24/18	—	(2,694)
British Pound	HSBK	Buy	2,432,978	3,364,818	4/24/18	52,429	—
British Pound	SSBT	Buy	870,185	1,213,018	4/24/18	9,203	—
British Pound	UBSW	Buy	1,300,000	1,837,135	4/24/18	—	(11,216)
British Pound	UBSW	Buy	1,662,638	2,300,364	4/24/18	34,899	—
British Pound	UBSW	Sell	80,692,824	106,848,759	4/24/18	—	(6,488,607)
Euro	BOFA	Sell	516,406	606,129	5/07/18	—	(31,013)
Euro	HSBK	Sell	2,915,133	3,653,463	5/07/18	56,773	—
Euro	HSBK	Sell	15,677,300	18,501,519	5/07/18	—	(841,130)
Euro	UBSW	Sell	15,677,300	18,498,195	5/07/18	—	(844,454)
South Korean Won	HSBK	Buy	26,713,821,310	24,696,666	5/11/18	470,546	—
South Korean Won	HSBK	Sell	105,695,642,489	94,124,776	5/11/18	—	(5,451,568)
South Korean Won	UBSW	Sell	64,126,544,521	57,193,331	5/11/18	—	(3,220,578)
Euro	BOFA	Sell	31,886,949	38,017,255	5/21/18	—	(1,365,337)
Euro	HSBK	Sell	1,829,986	2,264,470	5/21/18	4,311	—
Euro	HSBK	Sell	3,553,102	4,320,566	5/21/18	—	(67,762)
Euro	SSBT	Sell	2,347,069	2,856,728	5/21/18	—	(42,065)
Euro	UBSW	Sell	1,945,050	2,404,875	5/21/18	2,604	—

|42

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	33,511,078	$39,989,827	5/21/18	$—	$(1,398,677)
British Pound	BOFA	Sell	5,943,326	8,479,896	5/24/18	122,308	—
British Pound	BOFA	Sell	22,407,263	30,288,301	5/24/18	—	(1,221,107)
British Pound	BONY	Sell	2,388,751	3,325,867	5/24/18	—	(33,228)
British Pound	HSBK	Sell	17,152,946	23,230,229	5/24/18	—	(890,483)
British Pound	SSBT	Sell	72,099,408	96,161,503	5/24/18	—	(5,225,694)
Euro	BOFA	Sell	1,388,527	1,702,801	7/12/18	—	(19,458)
Euro	HSBK	Sell	27,975,412	33,956,318	7/12/18	—	(742,977)
Euro	SSBT	Sell	1,421,713	1,744,363	7/12/18	—	(19,059)
Euro	UBSW	Sell	26,586,887	32,258,269	7/12/18	—	(718,768)
British Pound	BOFA	Sell	2,768,956	3,985,167	7/16/18	82,024	—
British Pound	BOFA	Sell	3,104,559	4,331,149	7/16/18	—	(45,064)
British Pound	BONY	Sell	3,444,140	4,955,945	7/16/18	101,056	—
British Pound	HSBK	Sell	1,778,137	2,543,527	7/16/18	37,050	—
British Pound	HSBK	Sell	6,807,599	9,342,429	7/16/18	—	(253,621)
British Pound	UBSW	Sell	6,775,756	9,297,209	7/16/18	—	(253,954)
Euro	BONY	Sell	36,507,824	45,793,954	7/26/18	460,866	—
Euro	HSBK	Sell	36,507,825	45,790,305	7/26/18	457,215	—
South Korean Won	HSBK	Sell	61,617,536,948	57,208,104	8/10/18	—	(1,013,007)
South Korean Won	UBSW	Sell	63,025,698,677	59,089,500	8/10/18	—	(462,153)
British Pound	BOFA	Sell	2,390,804	3,387,854	8/14/18	13,676	—
British Pound	BOFA	Sell	13,177,821	18,406,717	8/14/18	—	(191,342)
British Pound	HSBK	Sell	19,988,189	27,973,010	8/14/18	—	(236,620)
Euro	BONY	Sell	11,912,423	15,070,609	8/20/18	248,935	—
Euro	SSBT	Sell	11,912,424	15,065,940	8/20/18	244,265	—
Total Forward Exchange Contracts						$2,483,784	$(42,593,943)
Net unrealized appreciation (depreciation)							$(40,110,159)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 55.

|43

FRANKLIN MUTUAL SERIES FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|44

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2018, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated

|45

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Funds did not hold any option contracts at period end.

The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund – Futures and forwards
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual International Fund – Futures and forwards
Franklin Mutual Quest Fund – Futures, forwards and options
Franklin Mutual Shares Fund – Futures and forwards

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

|46

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

At March 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/		Acquisition
Warrants	Issuer	Date	Cost	Value
Franklin Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$10,848	$—
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	118,279
22,836,904	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	18,692,218	11,202,095
	Total Restricted Securities (Value is 0.3% of Net Assets)		$20,593,330	$11,320,374
Franklin Mutual European Fund
16,127,149	Euro Wagon LP (Value is —% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$—
Franklin Mutual Financial Services Fund
4,357,178	FIM Coinvestor Holdings I, LLC (Value is —% of Net Assets)	11/20/06 - 6/02/09	$—	$—
Franklin Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$8,893	$—
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	158,716
35,491,081	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	29,095,371	17,409,298
	Total Restricted Securities (Value is 0.1% of Net Assets)		$31,640,762	$17,568,014
Franklin Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$9,272	$—
1,439,821	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
17,934,688	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
2,548,299	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,692,334	105,894
19,924,658	International Automotive Components Group North America LLC	1/02/06 - 3/18/13	16,305,945	9,773,563
1,110,000	[a] Lee Enterprises Inc., wts., 12/31/22	3/31/14	1,490,026	342,457
224,279	[b] Sorenson Communications LLC, Membership Interests	4/30/14	—	173,816,146
17,873,000	Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	8/04/14	17,706,373	10,051,362
	Total Restricted Securities (Value is 3.9% of Net Assets)		$37,203,950	$194,089,422
Franklin Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$19,594	$—
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	300,643
63,079,866	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	51,662,536	30,942,314
	Total Restricted Securities (Value is 0.2% of Net Assets)		$56,486,808	$31,242,957

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $169,286,048 as of March 31, 2018.
[b]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $260,119,573 as of March 31, 2018.

|47

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares/			Shares/
	Warrants/			Warrants/
	Principal			Principal				Net Change in
	Amount Held			Amount Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Investment	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Mutual Beacon Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is
—% of Net Assets)	15,831,950	—	—	15,831,950	$—	$—	$—	$—
Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP (Value is —% of Net
Assets)	16,127,149	—	—	16,127,149	$—	$—	$—	$—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp. (Value is —%[b]
of Net Assets)	226,100	—	—	226,100	$135,660	$—	$—	$6,783
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive Components
Group North America LLC (Value is
0.1% of Net Assets)	35,491,081	—	—	35,491,081	$17,409,298	$—	$—	$5,971,339
Franklin Mutual Quest Fund
Non-Controlled Affiliates
						Dividends
Advanced Emissions Solutions Inc	1,724,209	—	—	1,724,209	$19,690,467	$431,052	$—	$3,034,608
Eastman Kodak Co	2,613,836	—	(2,613,836)	—	—	—	(35,037,722)	40,973,441
Eastman Kodak Co., wts., 9/03/18	48,582	—	(48,582)	—	—	—	(1,462,104)	1,558,221
Eastman Kodak Co., wts., 9/03/18	48,582	—	(48,582)	—	—	—	(1,296,546)	1,379,940
Lee Enterprises Inc./IA	4,824,268	—	—	4,824,268	9,407,323	—	—	(1,929,707)
Lee Enterprises Inc., wts., 12/31/22	1,110,000	—	—	1,110,000	342,457	—	—	(146,265)
New Media Investment Group Inc	4,932,482	—	(167,402)	4,765,080	81,673,471	1,825,018	(625,750)	2,438,546
					$111,113,718	$2,256,070	$(38,422,122)	$47,308,784

						Interest
Eastman Kodak Co., Term Loan,
7.898% - 8.022%, (LIBOR + 6.25%),
9/03/19	37,302,241	—	(37,302,241)	—	$—	$335,269	$(786,094)	$3,495,088
Lee Enterprises Inc., Second Lien
Term Loan, 12.00%, 12/15/22	56,941,414	—	(3,214,274)	53,727,140	55,876,225	861,624	43,830	(229,343)
Lee Enterprises Inc., senior secured
note, first lien, 144A, 9.50%,
3/15/22	99,050,000	—	—	99,050,000	104,002,500	2,326,300	—	946,288
New Media Holdings II LLC, Fourth
Amendment Replacement Term
Loans, 8.127%, (LIBOR + 6.25%),
7/14/22	111,005,571	—	(278,909)	110,726,662	111,487,908	1,742,101	3,213	(344,380)
					$271,366,633	$5,265,294	$(739,051)	$3,867,653
Total Affiliated Securities (Value is 7.6% of Net Assets)					$382,480,351	$7,521,364	$(39,161,173)	$51,176,437

|48

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of
	Shares/			Shares/
	Warrants/			Warrants/
	Principal			Principal					Net Change in
	Amount Held			Amount Held	Value				Unrealized
	at Beginning	Gross	Gross	at End	at End	Investment	Realized		Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Franklin Mutual Shares Fund
Controlled Affiliates[a]
						Dividends
CB FIM Coinvestors LLC	43,105,703	—	—	43,105,703	$—	$—	$—		$—

Non-Controlled Affiliates
Alexander’s Inc	326,675	—	—	326,675	$124,538,310	$1,470,038	$30,054	[c]	$(4,775,989)
International Automotive Components
Group Brazil LLC	7,234,813	—	—	7,234,813	300,643	—	—		52,597
International Automotive Components
Group North America LLC	63,079,866	—	—	63,079,866	30,942,314	—	—		(10,613,124)
Total Non-Controlled Affiliates					$155,781,267	$1,470,038	$30,054		$(15,336,516)
Total Affiliated Securities (Value is 1.1% of Net Assets)					$155,781,267	$1,470,038	$30,054		$(15,336,516)

aIssuer in which the Fund owns 25% or more of the outstanding voting securities.
bRounds to less than 0.1% of net assets.
cRealized gain distribution from REITs.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of	Value			Net Change in
	Shares Held			Shares	at End		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	of	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	Period	Income	(Loss)	(Depreciation)

Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.24% .	—	1,182,000	(1,182,000)	—	$ —	$ —	$ —	$ —

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

|49

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at March 31, 2018, due to market events, the Franklin Mutual European Fund, the Franklin Mutual Financial Services Fund and the Franklin Mutual International Fund employed fair value procedures to value $5,422,477, $24,413,445 and $8,510,588 of their holdings respectively. Such procedures resulted in a temporary transfer of financial instruments from Level 1 to Level 2 within the fair value hierarchy.

A summary of inputs used as of March 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$—	$—	$11,320,374	$11,320,374
All Other Equity Investments.	3,641,739,129	—	—[c]	3,641,739,129
Corporate Notes and Senior Floating Rate
Interests.	—	44,394,176	—	44,394,176
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	31,632,167	—[c]	31,632,167
Companies in Liquidation	—	5,206,322	—[c]	5,206,322
Short Term Investments	91,622,084	21,900,000	—	113,522,084
Total Investments in Securities	$3,733,361,213	$103,132,665	$11,320,374	$3,847,814,252

Other Financial Instruments:
Futures Contracts	$915,428	$—	$—	$915,428
Forward Exchange Contracts	—	961,027	—	961,027
Total Other Financial Instruments	$915,428	$961,027	$—	$1,876,455

Liabilities:
Other Financial Instruments:
Securities Sold Short	$46,453,731	$—	$—	$46,453,731
Futures Contracts	1,297,292	—	—	1,297,292
Forward Exchange Contracts	—	22,141,236	—	22,141,236
Total Other Financial Instruments	$47,751,023	$22,141,236	$—	$69,892,259

Franklin Mutual European Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Capital Markets.	$44,054,338	$5,422,477	$—	$49,476,815
Machinery	60,698,771	10,299,462	—	70,998,233
All Other Equity Investments.	2,082,231,549	—	—[c]	2,082,231,549
Short Term Investments	151,367,777	43,300,000	—	194,667,777
Total Investments in Securities	$2,338,352,435	$59,021,939	$—	$2,397,374,374

Other Financial Instruments:
Futures Contracts	$2,567,227	$—	$—	$2,567,227
Forward Exchange Contracts	—	5,992,903	—	5,992,903
Total Other Financial Instruments	$2,567,227	$5,992,903	$—	$8,560,130

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,765,631	$—	$—	$1,765,631
Forward Exchange Contracts	—	30,907,825	—	30,907,825
Total Other Financial Instruments	$1,765,631	$30,907,825	$—	$32,673,456

|50

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Capital Markets.	$32,888,346	$14,529,050	$—	$47,417,396
Thrifts & Mortgage Finance	—	9,884,395	—	9,884,395
All Other Equity Investments.	611,750,302	—	—	611,750,302
Companies in Liquidation	—	173,456	—[c]	173,456
Short Term Investments	21,512,904	11,400,000	—	32,912,904
Total Investments in Securities	$666,151,552	$35,986,901	$—	$702,138,453

Other Financial Instruments:
Futures Contracts	$124,601	$—	$—	$124,601
Forward Exchange Contracts	—	1,611,040	—	1,611,040
Total Other Financial Instruments	$124,601	$1,611,040	$—	$1,735,641

Liabilities:
Other Financial Instruments:
Futures Contracts	$135,128	$—	$—	$135,128
Forward Exchange Contracts	—	4,741,997	—	4,741,997
Total Other Financial Instruments	$135,128	$4,741,997	$—	$4,877,125

Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$75,762,548	$—	$17,568,014	$93,330,562
Machinery	71,725,126	90,687,020	—	162,412,146
All Other Equity Investments.	19,107,175,783	—	—[c]	19,107,175,783
Corporate Notes and Senior Floating Rate
Interests.	—	298,084,802	—	298,084,802
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	199,915,166	—[c]	199,915,166
Companies in Liquidation	—	18,580,844	—[c]	18,580,844
Short Term Investments	451,978,393	—	—	451,978,393
Total Investments in Securities	$19,706,641,850	$607,267,832	$17,568,014	$20,331,477,696

Other Financial Instruments:
Futures Contracts	$6,513,434	$—	$—	$6,513,434
Forward Exchange Contracts	—	13,354,399	—	13,354,399
Total Other Financial Instruments	$6,513,434	$13,354,399	$—	$19,867,833

Liabilities:
Other Financial Instruments:
Securities Sold Short	$141,340,633	$—	$—	$141,340,633
Futures Contracts	6,291,487	—	—	6,291,487
Forward Exchange Contracts	—	111,304,932	—	111,304,932
Total Other Financial Instruments	$147,632,120	$111,304,932	$—	$258,937,052

|51

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Mutual International Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Financial Services	$—	$3,646,985	$—		$3,646,985
IT Services.	2,147,740	2,195,362	—		4,343,102
Media	—	677,301	—		677,301
Thrifts & Mortgage Finance	—	2,668,241	—		2,668,241
All Other Equity Investments.	191,903,277	—	—		191,903,277
Short Term Investments	5,367,715	1,700,000	—		7,067,715
Total Investments in Securities	$199,418,732	$10,887,889	$—		$210,306,621

Other Financial Instruments:
Futures Contracts	$110,397	$—	$—		$110,397
Forward Exchange Contracts	—	462,923	—		462,923
Total Other Financial Instruments	$110,397	$462,923	$—		$573,320

Liabilities:
Other Financial Instruments:
Futures Contracts	$65,479	$—	$—		$65,479
Forward Exchange Contracts	—	3,125,869	—		3,125,869
Total Other Financial Instruments	$65,479	$3,125,869	$—		$3,191,348

Franklin Mutual Quest Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$34,324,668	$—	$9,879,457		$44,204,125
Communications Equipment	—	—	173,816,146		173,816,146
Diversified Consumer Services	—	—	5,804,412		5,804,412
Media	362,854,095	—	342,457		363,196,552
All Other Equity Investments.	2,539,516,391	—	—[c]		2,539,516,391
Corporate Notes and Senior Floating Rate
Interests.	—	914,044,863	—		914,044,863
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	135,854,856	10,051,362	[c]	145,906,218
Companies in Liquidation	—	14,906,900	—[c]		14,906,900
Short Term Investments	707,600,239	69,300,000	—		776,900,239
Total Investments in Securities	$3,644,295,393	$1,134,106,619	$199,893,834		$4,978,295,846

Other Financial Instruments:
Futures Contracts	$641,731	$—	$—		$641,731
Forward Exchange Contracts	—	2,043,954	—		2,043,954
Total Other Financial Instruments	$641,731	$2,043,954	$—		$2,685,685

Liabilities:
Other Financial Instruments:
Futures Contracts	$877,713	$—	$—		$877,713
Forward Exchange Contracts	—	12,902,026	—		12,902,026
Total Other Financial Instruments	$877,713	$12,902,026	$—		$13,779,739

|52

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Auto Components	$63,320,843	$—	$31,242,957	$94,563,800
Machinery	53,771,416	65,452,726	—	119,224,142
All Other Equity Investments.	13,063,827,665	—	—[c]	13,063,827,665
Corporate Notes and Senior Floating Rate
Interests.	—	248,275,303	—	248,275,303
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	188,694,140	—[c]	188,694,140
Companies in Liquidation	—	15,522,760	—[c]	15,522,760
Short Term Investments	843,876,814	67,200,000	—	911,076,814
Total Investments in Securities	$14,024,796,738	$585,144,929	$31,242,957	$14,641,184,624

Other Financial Instruments:
Futures Contracts	$1,124,047	$—	$—	$1,124,047
Forward Exchange Contracts	—	2,483,784	—	2,483,784
Total Other Financial Instruments	$1,124,047	$2,483,784	$—	$3,607,831

Liabilities:
Other Financial Instruments:
Securities Sold Short	$98,436,611	$—	$—	$98,436,611
Futures Contracts	3,073,839	—	—	3,073,839
Forward Exchange Contracts	—	42,593,943	—	42,593,943
Total Other Financial Instruments	$101,510,450	$42,593,943	$—	$144,104,393

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity investments.
cIncludes securities determined to have no value at March 31, 2018.

|53

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8.	FAIR VALUE MEASUREMENTS (continued)
A	reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets for the three months ended March 31, 2018, are as follows:

										Net Change in
										Unrealized
										Appreciation
						Net	Net			(Depreciation)
	Balance at			Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of		Purchases	Into (Out of)	Cost Basis	Gain	Appreciation	at End		Held at
	Period		(Sales)	Level 3[a]	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$13,213,236		$—	$—	$—	$—	$(3,333,779)	$9,879,457		$(3,333,779)
Communications Equipment	160,414,954		—	—	—	—	13,401,192	173,816,146		13,401,192
Diversified Consumer Services	10,164,359		—	—	—	—	(4,359,947)	5,804,412		(4,359,947)
Media	488,722		—	—	—	—	(146,265)	342,457		(146,265)
Software	575,122		—	(1,234,029)	—	—	658,907	—		—
Corporate Notes and Senior Floating Rate Interests in
Reorganization	8,657,697	[c]	—	—	—	—	1,393,665	$10,051,362	[c]	$1,393,665
Companies in Liquidation	1,680,146	[c]	—	(1,738,082)	—	—	57,936	—[c]		—
Total	$195,194,236		$—	$(2,972,111)	$—	$—	$7,671,709	$199,893,834		$6,954,866
[a]The investments were transferred out of Level 3 as a result of the removal of a significant unobservable valuation input.
[b]Includes common stocks as well as other equity investments.
[c]Includes securities determined to have no value.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2018, are as follows:

						Impact to Fair
	Fair Value at			Amount/		Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Weighting		Increases[a]
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
		Market comparables/
		Discounted cash
Auto Components	$9,773,563	flow	EV / EBITDA multiple	4.0	x	Increase
			Discount for lack of
			marketability	10%		Decrease
			Discount rate	10%		Decrease[b]
			Dilution adjustment	18.75%		Decrease[b]
			Transaction price
Communications Equipment	173,816,146	Market transaction	weighting	50%		Increase
		Market comparables	EV / EBITDA multiple	6.5	x	Increase[c]

|54

FRANKLIN MUTUAL SERIES FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

						Impact to Fair
	Fair Value at			Amount/		Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Weighting		Increases[a]

			Discount for lack of
			marketability	15%		Decrease
			Discount for lack of
Diversified Consumer Services	$5,804,412	Market comparables	marketability	27.1%		Decrease[b]
Corporate Notes and Senior
Floating Rate Interests in			Discount for lack of
Reorganization	10,051,362	Market comparables	marketability	5%		Decrease[c]
			EV / Revenue
			multiple	3.7	x	Increase[c]
All Other Investments[d]	448,351

Total.	$199,893,834

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America N.A.	EUR	Euro	ADR	American Depositary Receipt
BONY	The Bank of New York Mellon Corp.	GBP	British Pound	DIP	Debtor-In-Possession
HSBK	HSBC Bank PLC	USD	United States Dollar	FHLB	Federal Home Loan Bank
SSBT	State Street Bank and Trust Co., N.A.			LIBOR	London InterBank Offered Rate
UBSW	UBS AG			PIK	Payment-In-Kind
				TRA	Tax Receivable Agreement Right

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|55

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date  May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date  May 24, 2018

By /s/ Robert g. Kubilis

Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date  May 24, 2018